UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04338

EAGLE CAPITAL APPRECIATION FUND

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports to Shareholders

Semiannual Report

and Investment Performance Review for the

six-month period ended April 30, 2014 (unaudited)

Eagle Capital Appreciation Fund

Eagle Growth & Income Fund

Eagle International Stock Fund

Eagle Investment Grade Bond Fund

Eagle Mid Cap Growth Fund

Eagle Mid Cap Stock Fund

Eagle Small Cap Growth Fund

Eagle Small Cap Stock Fund

Eagle Smaller Company Fund

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Table of Contents

President’s Letter 1
Investment Portfolios
Eagle Capital Appreciation Fund 2
Eagle Growth & Income Fund 3
Eagle International Stock Fund 4
Eagle Investment Grade Bond Fund 6
Eagle Mid Cap Growth Fund 8
Eagle Mid Cap Stock Fund 9
Eagle Small Cap Growth Fund 11
Eagle Small Cap Stock Fund 12
Eagle Smaller Company Fund 14

Statements of Assets and Liabilities 16
Statements of Operations 18
Statements of Changes in Net Assets 20
Financial Highlights 22
Notes to Financial Statements 28
Understanding Your Ongoing Costs 37
Principal Risks 39

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President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semi-annual report and investment performance review of the Eagle Family of Funds for the six-month period that ended April 30, 2014.

Major equity indices rallied through the end of 2013 to continue a five-year bull market. Observers may debate the exact cause—or drivers—of the market’s strong returns for the year but many likely would agree an improving U.S. economy and the Federal Reserve’s maintenance of near-zero interest rates contributed significantly. On the fixed-income side, however, questions about how and when the Fed would begin tapering its quantitative-easing (QE) program rattled bond markets.

The New Year began with concerns about emerging-market economies and there was some thought that the markets might take a real breather. Equity markets dropped a bit in January but then moved toward new nominal highs in February and March before taking a breather in April. The general consensus among our Portfolio Managers seems to be that the U.S. economy is growing, Europe may be moving out of its recession and China’s growth continues to bear watching. Valuations, particularly in the small-cap space, may appear to be stretched but our Portfolio Managers—across capitalization ranges and investing styles—believe there remains market upside, particularly for long-term investors.

Here are just a few highlights from the last six months:

•	The Eagle Growth & Income Fund has maintained its 10-year five-star rating from Morningstar.[1]*

•	The Eagle Small Cap Stock Fund and the Eagle International Stock Fund have celebrated their first anniversaries and continue to perform as we would expect them to in the current market situations.[2]
•

The Eagle Investment Grade Bond Fund—under the direction of Co-Portfolio Managers James Camp, CFA®, and Joe Jackson, CFA®—has continued to perform as we expected of this core-type fixed-income fund: a non-correlated (to equities) piece of an investor’s well-allocated overall portfolio.

•

High-profile media outlets continue to seek out Eagle managers. James Camp, CFA®, has appeared on CNBC. Ed Cowart, CFA®, a Co-Portfolio Manager of the Growth & Income Fund, was featured in a March edition of Barron’s. The magazine also has quoted Co-Portfolio Manager Matt McGeary, CFA®, and analyst Matthew Spitznagle, CFA®, from the team that runs the Eagle Mid Cap Stock and Eagle Small Cap Stock Funds.

I would like to remind you that investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this report. Carefully consider the investment objectives, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or eagleasset.com or your financial advisor for a prospectus, which contains this and other important information about the Eagle Family of Funds. Read the prospectus carefully before you invest or send money.

We are grateful for your continued support of, and confidence in, the Eagle Family of Funds.

Sincerely,

Richard J. Rossi

President

June 18, 2014

1 For the period ended April 30, 2014, the Fund’s Class A shares are rated 5 stars for the 10-year period, 4 stars overall, 2 stars for the five-year period and 3 stars for the 3-year period among a total of 621, 1,068, 942 and 1,068 funds, respectively, in the large-cap value category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

2 Performance data represented is historical and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

* The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Funds with at least three years of performance history are assigned ratings from the fund’s three-, five- and 10-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star. Investment return and principal value will vary so that investors have a gain or loss when shares are sold. Funds are rated for up to three time periods (three-, five-, and 10-years) and these ratings are combined to produce an overall rating. Ratings may vary among share classes and are based on past performance. Past performance does not guarantee future results.

1

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE CAPITAL APPRECIATION FUND
COMMON STOCKS—99.7%	Shares	Value
Aerospace/defense—2.4%
Northrop Grumman Corp.	46,700	$5,674,517
Raytheon Co.	15,000	1,432,200

Agriculture—1.3%
Archer-Daniels-Midland Co.	89,300	3,905,089

Airlines—1.5%
Delta Air Lines, Inc.	119,100	4,386,453

Apparel—2.7%
Hanesbrands, Inc.	31,000	2,544,790
NIKE, Inc., Class B	73,352	5,351,028

Auto parts & equipment—1.4%
Johnson Controls, Inc.	40,700	1,837,198
Lear Corp.	26,500	2,201,090

Banks—0.7%
The Goldman Sachs Group, Inc.	13,000	2,077,660

Beverages—2.5%
PepsiCo, Inc.	85,421	7,336,810

Biotechnology—3.8%
Amgen, Inc.	29,300	3,274,275
Celgene Corp.*	17,900	2,631,479
Gilead Sciences, Inc.*	66,800	5,243,132

Commercial services—3.0%
FleetCor Technologies, Inc.*	14,100	1,609,233
MasterCard, Inc., Class A	95,930	7,055,652

Computers—7.6%
Apple, Inc.	28,938	17,076,024
International Business Machines Corp.	11,400	2,239,758
Western Digital Corp.	35,200	3,102,176

Cosmetics/personal care—0.9%
The Procter & Gamble Co.	31,691	2,616,092

Distribution/wholesale—0.5%
Ingram Micro, Inc., Class A*	58,200	1,569,072

Diversified financial services—3.8%
American Express Co.	79,175	6,922,270
IntercontinentalExchange Group, Inc.	21,185	4,331,062

Electronics—3.2%
Honeywell International, Inc.	68,780	6,389,662
Thermo Fisher Scientific, Inc.	27,400	3,123,600

Food—1.0%
The Kroger Co.	66,300	3,052,452

Healthcare products—0.6%
St. Jude Medical, Inc.	26,400	1,675,608

Healthcare services—1.8%
Aetna, Inc.	39,000	2,786,550
Cigna Corp.	31,600	2,529,264

Internet—10.4%
Amazon.com, Inc.*	17,631	5,362,116
Facebook, Inc., Class A*	69,400	4,148,732
Google, Inc., Class A*	16,752	8,960,310
Google, Inc., Class C*	16,752	8,822,608
The Priceline Group, Inc.*	2,760	3,195,390

Lodging—2.4%
Marriott International, Inc., Class A	122,395	7,090,342

COMMON STOCKS—99.7%	Shares	Value
Media—2.7%
Comcast Corp., Class A	66,800	$3,457,568
DIRECTV*	31,500	2,444,400
Viacom, Inc., Class B	22,000	1,869,560

Metal fabricate/hardware—1.1%
Precision Castparts Corp.	12,780	3,234,490

Miscellaneous manufacturer—0.8%
Trinity Industries, Inc.	30,200	2,266,812

Oil & gas—1.7%
Marathon Petroleum Corp.	23,800	2,212,210
Valero Energy Corp.	47,700	2,727,009

Oil & gas services—2.5%
Schlumberger Ltd.	72,810	7,393,856

Pharmaceuticals—6.4%
AbbVie, Inc.	36,600	1,906,128
Actavis plc*	12,300	2,513,259
Cardinal Health, Inc.	43,400	3,016,734
Johnson & Johnson	52,900	5,358,241
McKesson Corp.	35,600	6,023,164

Real estate—2.3%
CBRE Group, Inc., Class A*	256,547	6,834,412

Real estate investment trusts (REITs)—2.0%
American Tower Corp.	38,853	3,245,002
Crown Castle International Corp.	34,197	2,487,148

Retail—10.8%
Chipotle Mexican Grill, Inc.*	12,435	6,198,848
Costco Wholesale Corp.	45,902	5,309,943
CVS Caremark Corp.	69,000	5,017,680
Foot Locker, Inc.	44,700	2,079,891
Macy’s, Inc.	52,700	3,026,561
PVH Corp.	36,423	4,573,636
The Home Depot, Inc.	69,300	5,510,043

Semiconductors—9.4%
Lam Research Corp.*	59,600	3,433,556
QUALCOMM, Inc.	181,030	14,248,871
Skyworks Solutions, Inc.*	47,300	1,941,665
Texas Instruments, Inc.	38,100	1,731,645
Xilinx, Inc.	131,550	6,207,845

Software—5.4%
Fiserv, Inc.*	46,800	2,844,504
Microsoft Corp.	203,800	8,233,520
salesforce.com, Inc.*	92,099	4,756,913

Telecommunications—2.6%
Juniper Networks, Inc.*	107,300	2,649,237
Verizon Communications, Inc.	109,300	5,107,589

Textiles—0.5%
Mohawk Industries, Inc.*	11,100	1,469,751
Total common stocks (cost $190,269,335)		292,885,385

Total investment portfolio (cost $190,269,335) 99.7% ‡		292,885,385

Other assets in excess of liabilities 0.3%		928,721

Net assets 100.0%		$293,814,106

2	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2014

* Non-income producing security

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $191,038,912. Net unrealized appreciation (depreciation) on a tax-basis was $101,846,473, including aggregate gross unrealized appreciation and (depreciation) of $103,191,524 and $(1,345,051), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Technology	22.4%
Consumer, non-cyclical	21.3%
Consumer, cyclical	19.8%
Communications	15.7%
Financial	8.8%
Industrial	7.5%
Energy	4.2%

EAGLE GROWTH & INCOME FUND
COMMON STOCKS—98.8%	Shares	Value
Aerospace/defense—2.9%
United Technologies Corp.	147,453	$17,448,113

Banks—13.8%
Capital One Financial Corp.	280,218	20,708,110
JPMorgan Chase & Co.	358,497	20,068,662
The PNC Financial Services Group, Inc.	210,831	17,718,237
Wells Fargo & Co.	477,049	23,680,713

Beverages—4.8%
PepsiCo, Inc.	170,806	14,670,527
The Coca-Cola Co.	345,607	14,097,310

Chemicals—5.7%
E.I. du Pont de Nemours & Co.	210,030	14,139,220
LyondellBasell Industries N.V., Class A	214,596	19,850,130

Computers—4.3%
Apple, Inc.	43,060	25,409,275

Cosmetics/personal care—2.7%
The Procter & Gamble Co.	191,645	15,820,295

Electrical components & equipment—2.6%
Emerson Electric Co.	222,000	15,135,960

Electronics—6.2%
Honeywell International, Inc.	191,540	17,794,066
Tyco International Ltd.	471,914	19,301,283

Entertainment—3.1%
Regal Entertainment Group, Class A	964,251	18,127,919

Food—4.4%
General Mills, Inc.	231,538	12,276,145
Sysco Corp.	388,111	14,138,883

Healthcare products—2.9%
St. Jude Medical, Inc.	270,806	17,188,057

COMMON STOCKS—98.8%	Shares	Value
Miscellaneous manufacturer—3.4%
3M Co.	144,665	$20,121,455

Oil & gas—12.1%
Chevron Corp.	142,147	17,842,291
ConocoPhillips	249,803	18,562,861
Occidental Petroleum Corp.	183,166	17,538,145
Total S.A., Sponsored ADR	248,053	17,671,296

Pharmaceuticals—8.9%
Abbott Laboratories	440,485	17,064,389
Merck & Co., Inc.	330,439	19,350,508
Pfizer, Inc.	534,481	16,718,565

Real estate investment trusts (REITs)—2.6%
American Campus Communities, Inc.	254,047	9,704,595
Simon Property Group, Inc.	34,415	5,960,678

Retail—4.3%
McDonald’s Corp.	100,239	10,162,230
The Home Depot, Inc.	190,487	15,145,621

Semiconductors—3.2%
Applied Materials, Inc.	990,499	18,878,911

Software—3.5%
Microsoft Corp.	521,274	21,059,470

Telecommunications—2.0%
AT&T, Inc.	325,273	11,612,246
Toys/games/hobbies—2.4%
Mattel, Inc.	358,072	14,041,793

Transportation—3.0%
United Parcel Service, Inc., Class B	178,810	17,612,785
Total common stocks (cost $456,630,835)		586,620,744

Total investment portfolio (cost $456,630,835) 98.8% ‡		586,620,744

Other assets in excess of liabilities 1.2%		7,324,265

Net assets 100.0%		$593,945,009

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $456,814,775. Net unrealized appreciation (depreciation) on a tax-basis was $129,805,969, including aggregate gross unrealized appreciation and (depreciation) of $131,526,633 and $(1,720,664), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	23.7%
Industrial	18.1%
Financial	16.4%
Energy	12.1%
Technology	11.0%
Consumer, cyclical	9.8%
Basic materials	5.7%
Communications	2.0%

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS—93.9%	Shares	Value
Australia—10.0%
Amcor Ltd.	16,033	$153,562
Ardent Leisure Group	8,232	20,471
Australia & New Zealand Banking Group Ltd.	1,071	34,405
Commonwealth Bank of Australia	1,480	108,788
CSL Ltd.	2,775	176,945
CSR Ltd.	41,074	139,856
Insurance Australia Group Ltd.	23,609	126,214
Macquarie Group Ltd.	338	18,212
Suncorp Group Ltd.	6,811	82,593

Belgium—0.6%
Arseus NV	909	51,579

Britain—11.5%
Aviva PLC	4,215	37,493
Barclays PLC	20,678	88,165
Barratt Developments PLC	14,967	93,630
Bellway PLC	1,089	26,575
Britvic PLC	1,329	16,290
BT Group PLC	19,550	122,268
Diageo PLC	1,081	33,172
HSBC Holdings PLC	10,931	111,720
Lloyds Banking Group PLC*	66,619	85,170
Next PLC	1,132	125,058
Stolt-Nielsen Ltd.	562	15,199
Taylor Wimpey PLC	49,015	87,422
Vodafone Group PLC	39,193	148,955

Denmark—0.5%
AP Moeller—Maersk A/S, Class B	20	47,870

France—12.7%
Airbus Group N.V.	1,130	77,807
AXA S.A.	4,234	110,493
BNP Paribas S.A.	836	62,869
Carrefour S.A.	632	24,645
Credit Agricole S.A.*	7,610	120,204
Ipsen S.A.	368	16,327
Orange S.A.	3,020	49,053
Renault S.A.	1,496	145,920
Sanofi	1,566	168,855
Societe Generale S.A.	1,876	116,817
Technicolor S.A.*	5,760	42,976
Total S.A.	2,245	160,523

Germany—11.7%
Aareal Bank AG*	1,885	85,450
Allianz SE	1,230	213,049
Bayer AG	1,145	158,852
Daimler AG	1,558	144,236
Deutsche Bank AG	2,230	98,259
Fresenius SE & Co. KGaA	186	28,269
Muenchener Rueckversicherungs AG*	257	59,348
STADA Arzneimittel AG	799	34,829
Volkswagen AG*	698	186,411

Guernsey—0.2%
Resolution Ltd.	3,033	15,303

Hong Kong—1.6%
Cheung Kong Infrastructure Holdings Ltd.	5,000	32,633
Power Assets Holdings Ltd.	6,000	51,761
Wheelock and Co. Ltd.	13,000	53,489

COMMON STOCKS—93.9%	Shares	Value
Ireland—2.5%
Greencore Group PLC	5,860	$25,833
Shire PLC	3,264	186,621

Israel—1.5%
Teva Pharmaceutical Industries Ltd.	2,605	127,181

Italy—0.7%
Banca IFIS SpA	1,015	22,026
Recordati SpA	2,369	41,506

Japan—23.5%
Bridgestone Corp.	3,900	139,619
Central Japan Railway Co.	1,200	147,853
EIZO Corp.	900	24,341
Enplas Corp.	400	22,967
Fuji Heavy Industries Ltd.	1,500	39,395
Fuji Oil Co. Ltd.	2,400	32,503
Heiwa Corp.	1,500	24,957
Honda Motor Co. Ltd.	2,400	79,347
ITOCHU Corp.	6,100	68,511
KDDI Corp.	2,100	111,784
Marubeni Corp.	21,000	140,089
Matsumotokiyoshi Holdings Co. Ltd.	900	26,542
Minebea Co. Ltd.	8,000	64,714
MITSUBA Corp.	1,400	20,623
Mitsui & Co. Ltd.	11,000	155,905
Mochida Pharmaceutical Co. Ltd.	300	21,128
NEC Networks & System Integration Corp.	1,100	23,262
Nippon Telegraph and Telephone Corp.	3,300	182,729
Nippon Yusen KK	35,000	95,276
Resona Holdings, Inc.	15,900	81,184
Shindengen Electric Manufacturing Co. Ltd.	5,000	20,394
SIIX Corp.	1,100	16,129
Sojitz Corp.	53,300	83,937
Sumitomo Corp.	9,400	122,011
Sumitomo Mitsui Financial Group, Inc.	1,500	59,172
Topre Corp.	1,200	12,125
Toyo Tire & Rubber Co. Ltd.	3,000	22,331
Toyota Motor Corp.	3,600	194,532

Netherlands—5.1%
Aegon N.V.	10,381	94,395
ING Groep N.V., CVA*	11,053	157,894
Royal Dutch Shell PLC, Class B	4,438	188,412

Norway—1.0%
Marine Harvest ASA	3,991	48,978
Telenor ASA	1,759	41,337

Singapore—3.7%
DBS Group Holdings Ltd.	9,000	121,899
First Resources Ltd.	20,000	41,060
Golden Agri-Resources Ltd.	94,000	45,817
Singapore Telecommunications Ltd.	10,000	30,550
Wilmar International Ltd.	31,000	84,254

Sweden—3.1%
Skandinaviska Enskilda Banken AB, Class A	11,873	163,807
Svenska Cellulosa AB SCA, Class B	2,144	60,201
Telefonaktiebolaget LM Ericsson, Class B	3,671	44,087

Switzerland—4.0%
Actelion Ltd.*	288	28,372
Aryzta AG*	212	19,572

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE INTERNATIONAL STOCK FUND (cont’d)
COMMON STOCKS—93.9%	Shares	Value
Switzerland (cont’d)
Ascom Holding AG	977	$18,186
Autoneum Holding AG*	96	20,361
Lonza Group AG*	236	24,656
Rieter Holding AG*	191	43,185
Roche Holding AG	525	154,344
Swiss Re AG*	477	41,719
Total common stocks (cost $7,604,496)		8,119,603

INVESTMENT COMPANIES—2.5%
United States—2.5%
iShares MSCI EAFE ETF	3,100	211,792
Total investment companies (cost $208,316)		211,792

PREFERRED STOCKS—0.5%
Italy—0.5%
Unipol Gruppo Finanziario SpA	7,038	46,513
Total preferred stocks (cost $30,537)		46,513

Total investment portfolio (cost $7,843,349) 96.9% ‡		8,377,908

Other assets in excess of liabilities 3.1%		269,878

Total net assets 100.0%		$8,647,786

* Non-income producing security

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $7,853,770. Net unrealized appreciation (depreciation) on a tax-basis was $524,138, including aggregate gross unrealized appreciation and (depreciation) of $729,129 and $(204,991), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

CVA—Dutch certification

ETF—Exchange-traded fund

Sector allocation
Sector	Percent of net assets
Financial	28.2%
Consumer, cyclical	23.2%
Consumer, non-cyclical	18.0%
Industrial	10.2%
Communications	8.7%
Energy	4.0%
Funds	2.5%
Basic materials	1.0%
Utilities	0.6%
Technology	0.5%

Industry allocation
Industry	Value	Percent of net assets
Banks	$1,337,909	15.5%
Pharmaceuticals	989,594	11.4%
Insurance	985,014	11.4%
Auto manufacturers	789,841	9.1%
Telecommunications	748,949	8.7%
Distribution/wholesale	570,453	6.6%
Oil & gas	348,935	4.0%
Transportation	306,198	3.5%
Food	235,785	2.7%
Auto parts & equipment	215,059	2.5%
Equity fund	211,792	2.5%
Home builders	207,627	2.4%
Biotechnology	176,945	2.0%
Packaging & containers	153,562	1.8%
Retail	151,600	1.8%
Building materials	139,856	1.6%
Electronics	128,151	1.5%
Agriculture	86,877	1.0%
Aerospace/defense	77,807	0.9%
Forest products & paper	60,201	0.7%
Real estate	53,489	0.6%
Electric	51,761	0.6%
Beverages	49,462	0.6%
Machinery-diversified	43,185	0.5%
Home furnishings	42,976	0.5%
Diversified financial services	40,238	0.5%
Engineering & construction	32,633	0.4%
Healthcare services	28,269	0.3%
Entertainment	24,957	0.3%
Chemicals	24,656	0.3%
Computers	23,262	0.3%
Real estate investment trusts (REITs)	20,471	0.2%
Semiconductors	20,394	0.2%
Total investment portfolio	$8,377,908	96.9%

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS—42.8%	Principal amount (in thousands)	Value
Domestic—37.3%
Advertising—0.8%
Omnicom Group, Inc., 4.45%, 08/15/20	$500	$539,680

Banks—7.1%
Branch Banking & Trust Co., 2.30%, 10/15/18	250	252,590
Fifth Third Bank, 1.15%, 11/18/16	250	250,792
Huntington Bancshares, Inc., 2.60%, 08/02/18	250	252,658
JPMorgan Chase & Co., 2.35%, 01/28/19	500	500,999
KeyCorp, 2.30%, 12/13/18	500	503,160
Manufacturers & Traders Trust Co., 2.30%, 01/30/19	250	250,949
Morgan Stanley, 5.50%, 07/24/20	500	567,539
PNC Funding Corp., 4.38%, 08/11/20	500	543,913
SunTrust Banks, Inc., 2.35%, 11/01/18	250	251,330
The Bank of New York Mellon Corp., 2.20%, 03/04/19	500	500,562
The Goldman Sachs Group, Inc., 2.90%, 07/19/18	250	256,331
Wells Fargo & Co., 3.00%, 01/22/21	500	505,681

Beverages—0.4%
Anheuser-Busch InBev Finance, Inc., 2.15%, 02/01/19	250	251,225

Biotechnology—0.8%
Gilead Sciences, Inc., 4.50%, 04/01/21	500	548,817

Computers—0.8%
International Business Machines Corp., 1.95%, 02/12/19	250	249,876
NetApp, Inc., 2.00%, 12/15/17	250	253,992

Cosmetics/personal care—0.4%
Colgate-Palmolive Co., 1.75%, 03/15/19	250	248,602

Diversified financial services—2.0%
BlackRock, Inc., 5.00%, 12/10/19	500	567,003
Capital One Bank USA N.A., 1.15%, 11/21/16	250	250,293
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18	500	509,192

Electric—1.9%
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250	252,053
PG&E Corp., 2.40%, 03/01/19	250	251,190
The Southern Co., 2.45%, 09/01/18	500	511,043
Virginia Electric and Power Co., 3.45%, 02/15/24	250	252,107

Entertainment—0.9%
International Game Technology, 7.50%, 06/15/19	500	591,276

Food—0.8%
The Kroger Co., 2.30%, 01/15/19	250	250,209
Wm. Wrigley Jr. Co., 144A, 1.40%, 10/21/16 (a)	250	251,911

Healthcare products—1.6%
Edwards Lifesciences Corp., 2.88%, 10/15/18	750	763,636
Zimmer Holdings, Inc., 4.63%, 11/30/19	250	276,352

Healthcare services—2.0%
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	500	507,928
Ventas Realty LP, 1.55%, 09/26/16	250	252,681
WellPoint, Inc., 2.38%, 02/15/17	500	514,251

Home furnishings—0.4%
Whirlpool Corp., 2.40%, 03/01/19	250	249,875

Insurance—4.3%
American International Group, Inc., 3.38%, 08/15/20	500	516,936
AON Corp., 3.50%, 09/30/15	500	518,983
Assurant, Inc., 2.50%, 03/15/18	500	500,454
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	500	510,254
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	500	502,675

CORPORATE BONDS—42.8%	Principal amount (in thousands)	Value
Insurance (cont’d)
Prudential Financial, Inc., 2.30%, 08/15/18	$250	$252,392

Media—0.8%
Comcast Corp., 3.60%, 03/01/24	500	507,112

Miscellaneous manufacturer—0.8%
Crane Co., 2.75%, 12/15/18	250	253,678
Illinois Tool Works, Inc., 1.95%, 03/01/19	250	248,961

Oil & gas—0.8%
Devon Energy Corp., 1.20%, 12/15/16	250	250,999
Nabors Industries, Inc., 144A, 2.35%, 09/15/16 (a)	250	255,470

Oil & gas services—1.1%
Cameron International Corp., 1.15%, 12/15/16	500	501,485
Halliburton Co., 2.00%, 08/01/18	250	251,208

Pharmaceuticals—2.1%
AbbVie, Inc., 1.75%, 11/06/17	500	503,678
Allergan, Inc., 3.38%, 09/15/20	500	497,559
Johnson & Johnson, 2.95%, 09/01/20	370	387,613

Real estate investment trusts (REITs)—0.4%
American Tower Corp., 3.40%, 02/15/19	250	258,121

Retail—0.4%
Starbucks Corp., 2.00%, 12/05/18	250	251,413

Semiconductors—0.8%
Maxim Integrated Products, Inc., 2.50%, 11/15/18	500	501,263

Software—3.4%
Autodesk, Inc., 1.95%, 12/15/17	500	504,821
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	400	414,371
Intuit, Inc., 5.75%, 03/15/17	500	561,328
Microsoft Corp., 3.63%, 12/15/23	500	518,383
Oracle Corp., 1.20%, 10/15/17	250	249,047

Telecommunications—2.1%
AT&T, Inc., 5.80%, 02/15/19	500	581,176
Juniper Networks, Inc., 4.50%, 03/15/24	250	256,644
Verizon Communications, Inc., 4.50%, 09/15/20	500	543,708

Transportation—0.4%
J.B. Hunt Transport Services, Inc., 2.40%, 03/15/19	250	250,559
Total domestic corporate bonds (cost $24,082,243)		24,329,987

Foreign—5.5%
Insurance—0.8%
XLIT Ltd., 2.30%, 12/15/18	500	500,289

Internet—1.2%
Baidu, Inc., 3.25%, 08/06/18	750	761,947

Media—0.4%
British Sky Broadcasting Group PLC, 144A, 9.50%, 11/15/18 (a)	205	266,778

Miscellaneous manufacturer—0.4%
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	249,175

Oil & gas—1.9%
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	200	199,718
Petrobras Global Finance BV, 2.00%, 05/20/16	250	249,855
Petroleos Mexicanos, 144A, 3.13%, 01/23/19 (a)	250	256,155
Total Capital, 4.45%, 06/24/20	500	554,212

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE INVESTMENT GRADE BOND FUND (cont’d)
CORPORATE BONDS—42.8%	Principal amount (in thousands)	Value

Telecommunications—0.8%
British Telecommunications PLC, 1.25%, 02/14/17	$500	$499,719
Total foreign corporate bonds (cost $3,508,339)		3,537,848

Total corporate bonds (cost $27,590,582)		27,867,835

MORTGAGE AND ASSET-BACKED SECURITIES—33.9%
Domestic—29.2%
Asset-backed securities—11.6%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.52%, 01/08/19	1,000	1,000,186
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 02/21/17	1,000	999,835
CarMax Auto Owner Trust, Series 2013-4, Class B, 1.71%, 07/15/19	1,000	1,002,222
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,020,061
Ford Credit Floorplan Master Owner Trust A, Series 2014-1, Class A1, 1.20%, 02/15/19	1,000	999,998
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	999,402
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17	1,000	1,027,663
Sierra Timeshare Receivables Funding LLC, 144A, Series 2012-1A, Class B, 3.58%, 11/20/28 (b)	493	500,915

Federal agency mortgage-backed obligations—17.6%
Fannie Mae Pool,
Series 0957, Class MA, 3.00%, 01/01/22	1,119	1,168,105
Series 1212, Class MA, 2.50%, 10/01/22	1,152	1,184,588
Fannie Mae, REMIC,
Series 2008-18, Class ND, 4.00%, 05/25/20	297	310,472
Series 2011-45, Class NG, 3.00%, 03/25/25	1,013	1,052,516
Series 2012-96, Class VA, 3.50%, 02/25/22	423	445,605
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	912	1,000,553
Series 91366, Class C, 4.50%, 04/01/31	766	834,011
Freddie Mac, REMIC,
Series 2628, Class AB, 4.50%, 06/15/18	58	60,222
Series 2885, Class LC, 4.50%, 04/15/34	124	130,137
Series 3650, Class PA, 5.00%, 01/15/40	313	341,990
Series 4068, Class MB, 2.00%, 02/15/42	2,814	2,776,519
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	770	830,769
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	860	918,504
Ginnie Mae, REMIC,
Series 2004-86, Class PK, 4.00%, 09/20/34	202	211,981
Series 2010-169, Class CD, 3.00%, 12/16/25	231	241,428
Total domestic mortgage and asset-backed securities (cost $19,101,198)		19,057,682

Foreign—4.7%
Covered bonds—4.7%
Bank of Montreal, 144A, 2.63%, 01/25/16 (a)	1,000	1,035,263
The Bank of Nova Scotia, 144A, 2.15%, 08/03/16 (a)	1,000	1,031,905
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15 (a)	1,000	1,019,324
Total foreign mortgage and asset-backed securities (cost $2,997,481)		3,086,492

Total mortgage and asset-backed securities (cost $22,098,679)		22,144,174

U.S. TREASURIES—14.5%	Principal amount (in thousands)	Value
U.S. Treasury Note,
2.75%, 02/15/19	$7,000	$7,369,687
3.63%, 02/15/21	1,000	1,092,813
2.75%, 02/15/24	1,000	1,008,750
Total U.S. Treasuries (cost $9,433,543)		9,471,250

U.S. GOVERNMENT AGENCY SECURITIES—1.6%
Private Export Funding Corp., Series CC, 2.25%, 12/15/17	1,000	1,024,080
Total U.S. Government agency securities (cost $1,004,590)		1,024,080

SUPRANATIONAL BANKS—1.6%
International Bank for Reconstruction & Development, 2.38%, 05/26/15	1,000	1,022,936
Total supranational banks (cost $996,239)		1,022,936

Total investment portfolio (cost $61,123,633) 94.4% ‡		61,530,275

Other assets in excess of liabilities 5.6%		3,660,993

Total net assets 100.0%		$65,191,268

(a) Restricted securities deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities. At April 30, 2014, these securities aggregated $4,619,481 or 7.1% of the net assets of the Fund.

(b) Restricted securities deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. This security was purchased on February 12, 2013 at a cost of $936,872 which was 0.7% of the net assets at the time of purchase. At April 30, 2014, these security had an amortized cost of $501,279 and a market value $500,915 which was 0.8% of the net assets of the Fund.

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $61,124,220. Net unrealized appreciation (depreciation) on a tax-basis was $406,055, including aggregate gross unrealized appreciation and (depreciation) of $560,168 and $(154,113), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

REMIC—Real estate mortgage investment conduit

Standard & Poor’s bond ratings
Bond rating	Percent of net assets
AAA	4.5%
AA	43.4%
A	18.7%
BBB	18.8%
Not rated	9.0%

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE INVESTMENT GRADE BOND FUND (cont’d)
Moody’s bond ratings
Bond rating	Percent of net assets
Aaa	46.1%
Aa	9.3%
A	11.9%
Baa	26.0%
Not rated	1.1%

EAGLE MID CAP GROWTH FUND
COMMON STOCKS—99.6%	Shares	Value
Airlines—2.2%
Delta Air Lines, Inc.	366,695	$13,505,377

Apparel—1.0%
Michael Kors Holdings Ltd.*	66,090	6,027,408

Beverages—3.6%
Constellation Brands, Inc., Class A*	137,070	10,943,669
Monster Beverage Corp.*	165,691	11,094,669

Biotechnology—3.1%
BioMarin Pharmaceutical, Inc.*	65,956	3,840,618
Cubist Pharmaceuticals, Inc.*	43,350	3,037,101
Medivation, Inc.*	97,930	5,896,365
Seattle Genetics, Inc.*	87,215	3,356,033
United Therapeutics Corp.*	32,310	3,231,323

Building materials—3.2%
Eagle Materials, Inc.	43,895	3,657,770
Fortune Brands Home & Security, Inc.	216,292	8,619,236
Texas Industries, Inc.*	82,572	7,158,993

Chemicals—3.2%
Huntsman Corp.	356,345	8,926,442
RPM International, Inc.	160,690	6,855,036
Westlake Chemical Corp.	51,386	3,658,683

Commercial services—1.9%
Gartner, Inc.*	122,735	8,461,351
Sotheby’s	70,245	2,954,505

Computers—3.1%
Cadence Design Systems, Inc.*	444,470	6,915,953
IHS, Inc., Class A*	100,068	12,071,203

Distribution/wholesale—1.2%
HD Supply Holdings, Inc.*	283,080	7,297,802

Diversified financial services—5.6%
Ally Financial, Inc.*	364,706	8,807,650
Ameriprise Financial, Inc.	168,965	18,861,563
TD Ameritrade Holding Corp.	201,811	6,437,771

Electronics—2.2%
Amphenol Corp., Class A	72,520	6,914,782
Sensata Technologies Holding N.V.*	154,590	6,565,437

Engineering & construction—0.8%
Chicago Bridge & Iron Co. N.V.	62,622	5,014,144

Entertainment—1.4%
Bally Technologies, Inc.*	131,129	8,537,809

Environmental control—1.8%
Waste Connections, Inc.	246,592	11,012,799

COMMON STOCKS—99.6%	Shares	Value
Food—1.0%
The Fresh Market, Inc.*	167,811	$6,225,788

Healthcare products—3.4%
Bruker Corp.*	138,032	2,851,741
Sirona Dental Systems, Inc.*	77,220	5,808,489
St. Jude Medical, Inc.	96,110	6,100,102
The Cooper Companies, Inc.	46,385	6,118,645

Healthcare services—2.2%
Envision Healthcare Holdings, Inc.*	91,440	3,089,757
Universal Health Services, Inc., Class B	129,215	10,568,495

Home furnishings—2.8%
Harman International Industries, Inc.	158,451	17,367,814

Household products/wares—1.6%
Church & Dwight Co., Inc.	140,140	9,671,061

Insurance—3.0%
Genworth Financial, Inc., Class A*	1,019,560	18,199,146

Internet—6.3%
Liberty Interactive Corp., Class A*	584,765	16,993,271
Netflix, Inc.*	12,305	3,962,702
TripAdvisor, Inc.*	143,335	11,572,868
Twitter, Inc.*	160,857	6,268,597

Leisure time—2.7%
Norwegian Cruise Line Holdings Ltd.*	109,064	3,574,027
Royal Caribbean Cruises Ltd.	251,160	13,344,131

Lodging—3.9%
Starwood Hotels & Resorts Worldwide, Inc.	163,620	12,541,473
Wynn Resorts Ltd.	55,235	11,261,864

Machinery-diversified—1.5%
Flowserve Corp.	126,625	9,249,956

Media—4.6%
Discovery Communications, Inc., Class A*	46,640	3,539,976
FactSet Research Systems, Inc.	58,145	6,192,443
Sirius XM Holdings, Inc.*	5,898,890	18,817,459

Mining—1.1%
Constellium N.V., Class A*	215,449	6,575,504

Miscellaneous manufacturer—5.7%
Colfax Corp.*	184,706	13,295,138
Hexcel Corp.*	182,655	7,614,887
Pall Corp.	78,785	6,629,758
Pentair Ltd.	100,955	7,499,947

Oil & gas—6.1%
Antero Resources Corp.*	158,162	10,386,498
Cabot Oil & Gas Corp.	321,350	12,622,628
Gulfport Energy Corp.*	151,482	11,159,679
Pioneer Natural Resources Co.	17,155	3,315,547

Oil & gas services—1.0%
Dresser-Rand Group, Inc.*	103,480	6,254,331

Pharmaceuticals—4.4%
AmerisourceBergen Corp.	148,650	9,689,007
Catamaran Corp.*	106,125	4,006,219
Mylan, Inc.*	258,330	13,117,997

Retail—2.2%
AutoZone, Inc.*	14,580	7,784,116
Sally Beauty Holdings, Inc.*	199,697	5,473,695

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE MID CAP GROWTH FUND (cont’d)
COMMON STOCKS—99.6%	Shares	Value
Semiconductors—1.7%
Altera Corp.	98,455	$3,201,756
Microchip Technology, Inc.	80,785	3,840,519
Skyworks Solutions, Inc.*	91,115	3,740,271

Software—5.9%
Akamai Technologies, Inc.*	64,140	3,403,910
ANSYS, Inc.*	102,620	7,830,932
Autodesk, Inc.*	120,990	5,809,940
Concur Technologies, Inc.*	70,582	5,679,734
IMS Health Holdings, Inc.*	239,130	5,676,946
NetSuite, Inc.*	26,939	2,082,654
ServiceNow, Inc.*	116,385	5,786,662

Telecommunications—4.2%
IPG Photonics Corp.*	98,189	6,345,955
Palo Alto Networks, Inc.*	102,305	6,504,552
SBA Communications Corp., Class A*	142,335	12,775,990
Total common stocks (cost $424,476,092)		611,086,069

Total investment portfolio (cost $424,476,092) 99.6% ‡		611,086,069

Other assets in excess of liabilities 0.4%		2,485,318

Net assets 100.0%		$613,571,387

* Non-income producing security

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $425,442,615. Net unrealized appreciation (depreciation) on a tax-basis was $185,643,454, including aggregate gross unrealized appreciation and (depreciation) of $192,507,370 and $(6,863,916), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	21.2%
Consumer, cyclical	17.4%
Industrial	15.2%
Communications	15.1%
Technology	10.7%
Financial	8.6%
Energy	7.1%
Basic materials	4.3%

EAGLE MID CAP STOCK FUND
COMMON STOCKS—97.4%	Shares	Value
Aerospace/defense—1.0%
B/E Aerospace, Inc.*	48,578	$4,263,691

Apparel—1.2%
Hanesbrands, Inc.	61,927	5,083,587

Auto parts & equipment—0.6%
Dana Holding Corp.	118,535	2,509,386

COMMON STOCKS—97.4%	Shares	Value
Banks—4.9%
East West Bancorp, Inc.	151,345	$5,222,916
First Republic Bank	99,734	5,062,498
Signature Bank*	49,763	5,912,840
Zions Bancorporation	128,830	3,725,763

Biotechnology—1.1%
Bio-Rad Laboratories, Inc., Class A*	35,469	4,370,136

Chemicals—2.1%
Airgas, Inc.	34,370	3,652,156
Rockwood Holdings, Inc.	69,650	4,948,633

Commercial services—3.0%
Morningstar, Inc.	49,238	3,610,623
Quanta Services, Inc.*	168,730	5,952,794
The Advisory Board Co.*	47,355	2,711,547

Computers—2.8%
IHS, Inc., Class A*	24,910	3,004,893
Jack Henry & Associates, Inc.	53,522	2,952,274
MICROS Systems, Inc.*	109,693	5,649,189

Distribution/wholesale—1.3%
LKQ Corp.*	189,178	5,508,863

Diversified financial services—3.7%
Affiliated Managers Group, Inc.*	29,943	5,934,703
Invesco Ltd.	116,598	4,105,415
Portfolio Recovery Associates, Inc.*	90,364	5,164,303

Electric—2.1%
ITC Holdings Corp.	150,321	5,557,367
NRG Energy, Inc.	97,405	3,187,092

Electrical components & equipment—0.9%
AMETEK, Inc.	68,630	3,618,174

Electronics—3.0%
FLIR Systems, Inc.	86,855	2,956,544
Mettler-Toledo International, Inc.*	17,523	4,084,962
Trimble Navigation Ltd.*	131,710	5,061,615

Engineering & construction—1.0%
Jacobs Engineering Group, Inc.*	73,010	4,212,677

Environmental control—2.4%
Clean Harbors, Inc.*	63,930	3,835,800
Stericycle, Inc.*	27,200	3,167,168
Waste Connections, Inc.	64,705	2,889,725

Food—2.6%
Flowers Foods, Inc.	234,551	4,812,987
The Hain Celestial Group, Inc.*	66,970	5,760,759

Hand/machine tools—0.7%
Regal-Beloit Corp.	36,885	2,756,416

Healthcare products—9.6%
DENTSPLY International, Inc.	112,996	5,043,011
Edwards Lifesciences Corp.*	58,477	4,764,121
Hologic, Inc.*	94,889	1,991,246
IDEXX Laboratories, Inc.*	40,888	5,169,879
ResMed, Inc.	114,400	5,702,840
Sirona Dental Systems, Inc.*	56,058	4,216,683
Techne Corp.	38,125	3,404,944
Teleflex, Inc.	31,777	3,244,114
Varian Medical Systems, Inc.*	47,215	3,755,953
West Pharmaceutical Services, Inc.	48,625	2,109,352

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE MID CAP STOCK FUND (cont’d)
COMMON STOCKS—97.4%	Shares	Value
Healthcare services—0.8%
MEDNAX, Inc.*	56,470	$3,345,848

Household products/wares—2.5%
Church & Dwight Co., Inc.	66,413	4,583,161
Jarden Corp.*	98,765	5,644,420

Insurance—3.1%
Arthur J Gallagher & Co.	99,671	4,487,188
HCC Insurance Holdings, Inc.	111,235	5,110,136
ProAssurance Corp.	72,345	3,285,910

Internet—0.9%
F5 Networks, Inc.*	33,685	3,542,651

Iron/steel—1.2%
Steel Dynamics, Inc.	272,020	4,969,805

Leisure time—1.0%
Polaris Industries, Inc.	30,605	4,111,170

Lodging—1.0%
Wyndham Worldwide Corp.	57,262	4,085,071

Machinery-diversified—3.8%
Flowserve Corp.	68,378	4,995,013
IDEX Corp.	52,888	3,943,858
Roper Industries, Inc.	19,920	2,767,884
The Middleby Corp.*	199	50,243
Wabtec Corp.	48,625	3,624,994

Miscellaneous manufacturer—1.7%
AptarGroup, Inc.	36,537	2,463,325
Donaldson Co., Inc.	106,400	4,478,376

Oil & gas—3.2%
Energy XXI Bermuda Ltd.	110,841	2,652,425
Noble Corp. PLC	118,344	3,646,179
Oasis Petroleum, Inc.*	77,365	3,598,246
SM Energy Co.	42,231	3,130,584

Oil & gas services—4.7%
Core Laboratories N.V.	14,946	2,805,065
Dril-Quip, Inc.*	33,201	3,755,697
Helix Energy Solutions Group, Inc.*	195,163	4,691,719
Oil States International, Inc.*	21,032	2,043,049
Superior Energy Services, Inc.	175,970	5,792,932

Packaging & containers—1.1%
Berry Plastics Group, Inc.*	198,698	4,468,718

Pharmaceuticals—1.8%
Catamaran Corp.*	101,505	3,831,814
Zoetis, Inc.	119,445	3,614,405

Real estate investment trusts (REITs)—1.9%
DDR Corp.	252,169	4,329,742
Essex Property Trust, Inc.	20,134	3,488,417

Retail—9.2%
Copart, Inc.*	99,880	3,622,648
Dick’s Sporting Goods, Inc.	57,940	3,051,120
Dollar Tree, Inc.*	68,205	3,551,434
Dunkin’ Brands Group, Inc.	111,650	5,081,191
GNC Holdings, Inc., Class A	79,485	3,576,825
MSC Industrial Direct Co., Inc., Class A	45,820	4,172,369
Panera Bread Co., Class A*	14,915	2,281,548
PVH Corp.	35,580	4,467,781

COMMON STOCKS—97.4%	Shares	Value
Retail (cont’d)
Tractor Supply Co.	65,306	$4,391,175
Ulta Salon, Cosmetics & Fragrance, Inc.*	40,836	3,581,726

Semiconductors—2.1%
Microchip Technology, Inc.	89,115	4,236,527
Skyworks Solutions, Inc.*	104,980	4,309,429

Software—6.3%
ANSYS, Inc.*	41,510	3,167,628
CommVault Systems, Inc.*	112,263	5,433,529
Informatica Corp.*	101,650	3,603,493
Nuance Communications, Inc.*	178,165	2,866,675
Open Text Corp.	68,349	3,372,340
Qlik Technologies, Inc.*	164,329	3,611,951
SolarWinds, Inc.*	90,365	3,643,517

Telecommunications—3.9%
NeuStar, Inc., Class A*	109,225	2,809,267
NICE Systems Ltd., Sponsored ADR	139,240	6,015,168
Plantronics, Inc.	88,555	3,858,342
tw telecom inc.*	105,280	3,231,043

Transportation—3.2%
Expeditors International of Washington, Inc.	108,266	4,464,890
Genesee & Wyoming, Inc., Class A*	51,284	5,077,629
J.B. Hunt Transport Services, Inc.	49,723	3,783,920
Total common stocks (cost $317,174,697)		399,250,849

Total investment portfolio (cost $317,174,697) 97.4% ‡		399,250,849

Other assets in excess of liabilities 2.6%		10,458,975

Net assets 100.0%		$409,709,824

* Non-income producing security

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $318,609,935. Net unrealized appreciation (depreciation) on a tax-basis was $80,640,914, including aggregate gross unrealized appreciation and (depreciation) of $89,723,508 and $(9,082,594), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	21.4%
Industrial	18.8%
Consumer, cyclical	14.3%
Financial	13.6%
Technology	11.2%
Energy	7.9%
Communications	4.8%
Basic materials	3.3%
Utilities	2.1%

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—99.6%	Shares	Value
Airlines—1.9%
American Airlines Group, Inc.*	1,290,306	$45,251,031
JetBlue Airways Corp.*	3,518,043	27,810,130

Apparel—2.4%
Deckers Outdoor Corp.*	485,667	38,343,410
Steven Madden Ltd.*	1,510,631	53,793,570

Auto parts & equipment—1.8%
Tenneco, Inc.*	442,806	26,510,795
WABCO Holdings, Inc.*	402,720	43,095,067

Banks—0.5%
UMB Financial Corp.	349,443	20,515,799

Biotechnology—4.3%
Acorda Therapeutics, Inc.*	1,178,264	41,769,459
Aegerion Pharmaceuticals, Inc.*	474,013	20,979,815
Cubist Pharmaceuticals, Inc.*	287,170	20,119,130
Intercept Pharmaceuticals, Inc.*	36,555	9,654,907
Puma Biotechnology, Inc.*	263,300	19,889,682
Seattle Genetics, Inc.*	465,846	17,925,754
Theravance, Inc.*	530,165	14,272,042
United Therapeutics Corp.*	179,397	17,941,494

Building materials—2.4%
Texas Industries, Inc.*	666,210	57,760,407
USG Corp.*	1,112,145	33,208,650

Chemicals—3.4%
Chemtura Corp.*	1,016,903	22,676,937
Huntsman Corp.	3,157,317	79,090,791
Quaker Chemical Corp.	366,456	27,275,320

Commercial services—5.2%
EVERTEC, Inc.	1,042,620	24,543,275
HMS Holdings Corp.*	1,576,803	25,496,904
LifeLock, Inc.*	1,735,704	27,250,553
PAREXEL International Corp.*	558,716	25,337,771
Sotheby’s	470,143	19,774,214
Team Health Holdings, Inc.*	965,496	46,807,246
The Advisory Board Co.*	500,903	28,681,706

Computers—0.4%
Qualys, Inc.*	756,530	14,593,464

Distribution/wholesale—0.8%
MWI Veterinary Supply, Inc.*	204,080	31,967,091

Diversified financial services—2.7%
Artisan Partners Asset Management, Inc., Class A	858,382	49,846,243
Stifel Financial Corp.*	1,110,481	51,937,196

Electrical components & equipment—0.8%
Acuity Brands, Inc.	238,454	29,704,215

Electronics—2.3%
Coherent, Inc.*	763,541	45,591,033
InvenSense, Inc.*	1,838,159	39,575,563

Engineering & construction—0.9%
EMCOR Group, Inc.	698,882	32,141,583

Entertainment—2.7%
Bally Technologies, Inc.*	1,040,924	67,774,561
Multimedia Games Holding Co., Inc.*	697,515	20,367,438
Pinnacle Entertainment, Inc.*	581,581	13,533,390

Environmental control—1.9%
Waste Connections, Inc.	1,613,521	72,059,848

COMMON STOCKS—99.6%	Shares	Value
Food—4.5%
Pinnacle Foods, Inc.	826,952	$25,139,341
The Fresh Market, Inc.*	964,254	35,773,823
The Hain Celestial Group, Inc.*	395,211	33,996,050
The WhiteWave Foods Co., Class A*	1,413,840	39,149,230
United Natural Foods, Inc.*	542,050	37,417,712

Healthcare products—5.8%
Align Technology, Inc.*	1,179,192	59,419,485
Cyberonics, Inc.*	759,068	44,906,463
HeartWare International, Inc.*	221,826	18,846,337
Sirona Dental Systems, Inc.*	564,567	42,466,730
Thoratec Corp.*	1,638,230	53,701,179

Healthcare services—1.2%
Centene Corp.*	486,161	32,281,090
Envision Healthcare Holdings, Inc.*	332,858	11,247,272

Home furnishings—0.9%
Universal Electronics, Inc.*	869,170	32,463,499

Household products/wares—0.5%
Tumi Holdings, Inc.*	979,736	20,006,209

Insurance—1.3%
Enstar Group Ltd.*	198,125	25,577,937
ProAssurance Corp.	542,564	24,643,257

Internet—3.0%
Angie’s List, Inc.*	1,505,444	17,026,571
OpenTable, Inc.*	570,851	38,338,353
Zillow, Inc., Class A*	524,901	57,056,739

Lodging—0.5%
Intrawest Resorts Holdings, Inc.*	1,519,339	17,229,304

Machinery-construction & mining—1.1%
Terex Corp.	946,545	40,975,933

Machinery-diversified—2.2%
Chart Industries, Inc.*	385,432	26,294,171
Cognex Corp.*	1,656,476	57,032,469

Media—0.7%
Houghton Mifflin Harcourt Co.*	1,374,378	28,078,543

Metal fabricate/hardware—0.8%
RTI International Metals, Inc.*	1,096,939	30,889,802

Miscellaneous manufacturer—4.7%
Colfax Corp.*	1,351,249	97,262,903
Hexcel Corp.*	1,125,766	46,933,185
TriMas Corp.*	889,832	31,909,375

Oil & gas—3.6%
Athlon Energy, Inc.*	530,060	21,419,724
Diamondback Energy, Inc.*	242,590	17,451,925
Gulfport Energy Corp.*	1,110,855	81,836,688
Pacific Drilling S.A.*	1,497,502	14,840,245

Oil & gas services—1.7%
Geospace Technologies Corp.*	607,748	35,328,391
Thermon Group Holdings, Inc.*	1,235,112	29,420,368

Pharmaceuticals—3.2%
Anacor Pharmaceuticals, Inc.*	1,228,892	20,239,851
Enanta Pharmaceuticals, Inc.*	573,796	21,350,949
Keryx Biopharmaceuticals, Inc.*	1,367,798	20,202,377
Natural Grocers by Vitamin Cottage, Inc.*	123,325	4,390,370

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—99.6%	Shares	Value
Pharmaceuticals (cont’d)
Ophthotech Corp.*	493,768	$16,783,174
Portola Pharmaceuticals, Inc.*	862,217	20,227,611
Receptos, Inc.*	538,066	18,181,250

Real estate investment trusts (REITs)—2.1%
The Geo Group, Inc.	1,444,404	48,430,866
Two Harbors Investment Corp.	3,103,867	32,218,140

Retail—7.5%
Buffalo Wild Wings, Inc.*	276,474	40,398,381
Domino’s Pizza, Inc.	326,319	24,271,607
Genesco, Inc.*	1,186,605	90,621,024
Noodles & Co.*	958,860	31,441,020
The Pantry, Inc.*	1,292,733	19,442,704
Vitamin Shoppe, Inc.*	1,614,932	77,322,944

Semiconductors—4.2%
Cavium, Inc.*	1,327,793	56,258,589
SunEdison, Inc.*	1,756,910	33,785,379
Teradyne, Inc.*	1,496,335	26,440,240
Veeco Instruments, Inc.*	1,172,655	43,353,055

Software—10.9%
ANSYS, Inc.*	359,070	27,400,632
Aspen Technology, Inc.*	393,906	16,934,019
athenahealth, Inc.*	98,161	12,136,626
Concur Technologies, Inc.*	397,062	31,951,579
Cornerstone OnDemand, Inc.*	773,846	28,446,579
MedAssets, Inc.*	2,533,950	57,850,078
Medidata Solutions, Inc.*	2,236,620	81,211,672
Proofpoint, Inc.*	956,311	24,328,552
PTC, Inc.*	1,511,888	53,475,479
Qlik Technologies, Inc.*	1,120,475	24,628,041
RealPage, Inc.*	897,460	15,929,915
The Ultimate Software Group, Inc.*	319,123	38,176,684

Telecommunications—3.9%
Aruba Networks, Inc.*	1,102,676	21,799,905
Finisar Corp.*	1,581,223	41,348,982
Fortinet, Inc.*	1,917,883	42,155,068
IPG Photonics Corp.*	658,921	42,586,064

Transportation—0.9%
Landstar System, Inc.	532,237	33,525,609
Total common stocks (cost $2,800,509,076)		3,770,472,802

Total investment portfolio (cost $2,800,509,076) 99.6% ‡		3,770,472,802

Other assets in excess of liabilities 0.4%		14,167,443

Net assets 100.0%		$3,784,640,245

* Non-income producing security

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $2,814,032,591. Net unrealized appreciation (depreciation) on a tax-basis was $956,440,211, including aggregate gross unrealized appreciation and (depreciation) of $1,082,647,866 and $(126,207,655), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	24.7%
Consumer, cyclical	18.5%
Industrial	18.0%
Technology	15.5%
Communications	7.6%
Financial	6.6%
Energy	5.3%
Basic materials	3.4%

EAGLE SMALL CAP STOCK FUND
COMMON STOCKS—95.8%	Shares	Value
Aerospace/defense—1.8%
Esterline Technologies Corp.*	2,128	$231,995
HEICO Corp.	6,211	343,592

Apparel—2.9%
Iconix Brand Group, Inc.*	9,180	390,150
Steven Madden Ltd.*	8,701	309,842
Wolverine World Wide, Inc.	6,887	193,525

Auto parts & equipment—0.7%
Dana Holding Corp.	10,293	217,903

Banks—4.4%
Eagle Bancorp, Inc.*	13,251	442,451
First Financial Holdings, Inc.	6,523	374,877
First Midwest Bancorp, Inc.	18,717	306,397
Texas Capital Bancshares, Inc.*	4,135	232,346

Biotechnology—1.2%
Bio-Rad Laboratories, Inc., Class A*	2,946	362,977

Chemicals—3.5%
Balchem Corp.	6,760	418,782
Quaker Chemical Corp.	2,977	221,578
Sensient Technologies Corp.	8,179	442,075

Commercial services—6.4%
Healthcare Services Group, Inc.	14,884	433,124
LifeLock, Inc.*	16,255	255,204
Monro Muffler Brake, Inc.	5,550	313,020
Morningstar, Inc.	3,959	290,314
Ritchie Bros Auctioneers, Inc.	16,118	402,950
The Advisory Board Co.*	4,993	285,899

Computers—2.4%
j2 Global, Inc.	6,150	285,114
MICROS Systems, Inc.*	4,989	256,934
Vocera Communications, Inc.*	14,388	219,417

Distribution/wholesale—1.4%
Beacon Roofing Supply, Inc.*	12,047	428,632

Diversified financial services—3.6%
Evercore Partners, Inc., Class A	7,316	390,894
Portfolio Recovery Associates, Inc.*	7,523	429,939
Stifel Financial Corp.*	6,465	302,368

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE SMALL CAP STOCK FUND (cont’d)
COMMON STOCKS—95.8%	Shares	Value
Electric—0.9%
ALLETE, Inc.	5,368	$277,848

Electronics—1.2%
Rofin-Sinar Technologies, Inc.*	16,498	366,256

Engineering & construction—1.0%
Mistras Group, Inc.*	13,757	312,421

Food—2.5%
J & J Snack Foods Corp.	2,421	226,606
The Chefs’ Warehouse, Inc.*	10,014	201,181
TreeHouse Foods, Inc.*	4,629	346,434

Hand/machine tools—0.6%
Regal-Beloit Corp.	2,523	188,544

Healthcare products—8.3%
Cantel Medical Corp.	5,991	198,661
Cyberonics, Inc.*	4,309	254,920
Globus Medical, Inc., Class A*	17,388	424,615
ICU Medical, Inc.*	4,769	266,015
Integra LifeSciences Holdings Corp.*	7,224	329,270
Masimo Corp.*	6,468	173,084
Sirona Dental Systems, Inc.*	2,117	159,241
Techne Corp.	2,456	219,345
Volcano Corp.*	10,712	188,103
West Pharmaceutical Services, Inc.	8,273	358,883

Healthcare services—1.2%
ICON PLC*	9,360	362,887

Household products/wares—1.2%
Tumi Holdings, Inc.*	18,367	375,054

Housewares—0.9%
The Toro Co.	4,275	271,634

Insurance—2.3%
AmTrust Financial Services, Inc.	9,652	373,243
ProAssurance Corp.	7,858	356,910

Internet—2.2%
Constant Contact, Inc.*	6,502	168,142
HealthStream, Inc.*	10,554	239,048
SPS Commerce, Inc.*	5,340	276,612

Iron/steel—1.0%
Steel Dynamics, Inc.	17,436	318,556

Machinery-diversified—0.8%
Cognex Corp.*	7,138	245,761

Metal fabricate/hardware—0.8%
RBC Bearings, Inc.*	3,997	248,853

Miscellaneous manufacturer—4.1%
Actuant Corp., Class A	11,414	386,478
AptarGroup, Inc.	653	44,025
CLARCOR, Inc.	6,766	390,804
Proto Labs, Inc.*	4,634	280,542
Raven Industries, Inc.	5,234	161,731

Oil & gas—2.5%
Carrizo Oil & Gas, Inc.*	4,866	267,727
Emerald Oil, Inc.*	36,210	256,005
Energy XXI Bermuda Ltd.	10,419	249,327

Oil & gas services—3.7%
Dril-Quip, Inc.*	1,291	146,038
Forum Energy Technologies, Inc.*	13,457	401,826

COMMON STOCKS—95.8%	Shares	Value
Oil & gas services (cont’d)
Helix Energy Solutions Group, Inc.*	14,326	$344,397
Key Energy Services, Inc.*	26,025	261,291

Packaging & containers—1.3%
Berry Plastics Group, Inc.*	17,448	392,406

Pharmaceuticals—2.4%
Akorn, Inc.*	15,813	398,804
Prestige Brands Holdings, Inc.*	9,980	334,529

Pipelines—0.6%
Primoris Services Corp.	6,227	174,231

Real estate investment trusts (REITs)—3.5%
American Assets Trust, Inc.	7,421	251,943
BioMed Realty Trust, Inc.	9,284	194,035
Corporate Office Properties Trust	10,273	274,803
Pebblebrook Hotel Trust	10,386	357,694

Retail—5.3%
Casey’s General Stores, Inc.	4,950	339,867
Del Frisco’s Restaurant Group, Inc.*	9,480	246,575
Pier 1 Imports, Inc.	17,605	321,467
Popeyes Louisiana Kitchen, Inc.*	5,515	210,122
Texas Roadhouse, Inc.	7,480	185,055
Vitamin Shoppe, Inc.*	7,472	357,759

Semiconductors—3.1%
Diodes, Inc.*	11,927	314,515
Power Integrations, Inc.	6,011	283,900
Semtech Corp.*	14,946	358,405

Software—8.2%
Bottomline Technologies de, Inc.*	10,449	330,606
CommVault Systems, Inc.*	8,427	407,867
Monotype Imaging Holdings, Inc.	6,214	164,112
Progress Software Corp.*	6,940	148,932
Qlik Technologies, Inc.*	18,018	396,036
RealPage, Inc.*	23,900	424,225
SolarWinds, Inc.*	8,549	344,696
Tangoe, Inc.*	21,062	316,772

Telecommunications—4.1%
NeuStar, Inc., Class A*	9,534	245,215
NICE Systems Ltd., Sponsored ADR	14,322	618,710
Plantronics, Inc.	9,131	397,838

Transportation—3.8%
Hub Group, Inc., Class A*	8,618	384,794
Landstar System, Inc.	5,873	369,940
Roadrunner Transportation Systems, Inc.*	17,318	426,542
Total common stocks (cost $28,066,042)		29,673,012

HOLDING COMPANIES—1.0%
Holding companies-diversified—1.0%
National Bank Holdings Corp., Class A	16,470	315,565
Total Holding companies (cost $337,004)		315,565

Total investment portfolio (cost $28,403,046) 96.8% ‡		29,988,577

Other assets in excess of liabilities 3.2%		984,625

Net assets 100.0%		$30,973,202

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)	04.30.2014

* Non-income producing security

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $28,424,298. Net unrealized appreciation (depreciation) on a tax-basis was $1,564,279, including aggregate gross unrealized appreciation and (depreciation) of $2,898,279 and $(1,334,000), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	23.2%
Industrial	15.4%
Financial	13.8%
Technology	13.7%
Consumer, cyclical	11.2%
Energy	6.8%
Communications	6.3%
Basic materials	4.5%
Diversified	1.0%
Utilities	0.9%

EAGLE SMALLER COMPANY FUND
COMMON STOCKS—93.3%	Shares	Value
Aerospace/defense—2.6%
HEICO Corp., Class A	57,247	$2,332,815
Orbital Sciences Corp.*	56,880	1,672,272

Apparel—0.9%
Carter’s, Inc.	19,663	1,448,377

Banks—8.8%
BankUnited, Inc.	75,140	2,478,869
Cardinal Financial Corp.	54,775	920,220
First Financial Bancorp	32,450	525,365
Fulton Financial Corp.	70,405	858,237
OFG Bancorp	146,955	2,507,052
PrivateBancorp, Inc.	76,756	2,116,163
Signature Bank*	7,921	941,173
Talmer Bancorp, Inc., Class A*	54,594	732,106
Texas Capital Bancshares, Inc.*	9,251	519,814
The Bancorp, Inc.*	41,739	660,311
Umpqua Holdings Corp.	84,534	1,405,804

Biotechnology—3.0%
Charles River Laboratories International, Inc.*	24,300	1,305,396
Cubist Pharmaceuticals, Inc.*	47,272	3,311,876

Chemicals—2.7%
Albemarle Corp.	24,860	1,666,614
Kraton Performance Polymers, Inc.*	44,314	1,154,380
Tronox Ltd., Class A	56,265	1,378,493

Coal—0.3%
Alpha Natural Resources, Inc.*	51,722	222,405
Arch Coal, Inc.	51,740	236,969

COMMON STOCKS—93.3%	Shares	Value
Commercial services—9.0%
Chemed Corp.	29,723	$2,475,034
Cross Country Healthcare, Inc.*	61,287	434,525
Euronet Worldwide, Inc.*	53,310	2,451,727
FTI Consulting, Inc.*	40,840	1,400,812
Gartner, Inc.*	9,695	668,373
Matthews International Corp., Class A	57,327	2,313,145
On Assignment, Inc.*	74,333	2,601,655
PAREXEL International Corp.*	35,884	1,627,339

Computers—3.1%
Electronics for Imaging, Inc.*	58,859	2,224,282
NCR Corp.*	84,430	2,575,959

Distribution/wholesale—1.1%
Ingram Micro, Inc., Class A*	64,400	1,736,224

Diversified financial services—5.0%
AerCap Holdings N.V.*	47,482	1,981,424
Cohen & Steers, Inc.	45,120	1,827,811
Investment Technology Group, Inc.*	45,336	935,735
MarketAxess Holdings, Inc.	16,847	907,716
The NASDAQ OMX Group, Inc.	54,440	2,008,836

Electric—1.7%
ALLETE, Inc.	50,660	2,622,162

Electrical components & equipment—1.2%
Belden, Inc.	26,167	1,931,386

Electronics—2.9%
FLIR Systems, Inc.	59,135	2,012,955
Itron, Inc.*	29,746	1,130,348
Rogers Corp.*	22,289	1,337,786

Engineering & construction—3.2%
Dycom Industries, Inc.*	87,829	2,757,831
URS Corp.	47,184	2,223,310

Food—0.7%
The Hillshire Brands Co.	28,619	1,020,267

Gas—1.9%
AGL Resources, Inc.	54,315	2,933,010

Healthcare products—1.3%
Merit Medical Systems, Inc.*	156,209	2,010,410

Healthcare services—2.9%
AmSurg Corp.*	56,111	2,430,167
MEDNAX, Inc.*	33,600	1,990,800

Household products/wares—1.2%
Jarden Corp.*	33,660	1,923,669

Insurance—3.4%
Allied World Assurance Co. Holdings AG	12,990	1,398,893
American Equity Investment Life Holding Co.	82,000	1,912,240
Assured Guaranty Ltd.	38,604	923,022
Platinum Underwriters Holdings Ltd.	15,530	973,886

Internet—2.5%
1-800-Flowers.com, Inc., Class A*	236,520	1,289,034
Equinix, Inc.*	9,386	1,762,785
Liquidity Services, Inc.*	49,860	860,085

Machinery-diversified—3.1%
AGCO Corp.	22,870	1,273,859
Altra Industrial Motion Corp.	25,059	856,015
IDEX Corp.	34,780	2,593,545

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2014

EAGLE SMALLER COMPANY FUND (cont’d)
COMMON STOCKS—93.3%	Shares	Value
Media—0.9%
John Wiley & Sons, Inc., Class A	24,598	$1,413,401

Mining—0.6%
AuRico Gold, Inc.	149,708	622,785
IAMGOLD Corp.	86,865	303,159

Miscellaneous manufacturer—4.6%
AptarGroup, Inc.	24,605	1,658,869
AZZ, Inc.	33,260	1,444,149
Barnes Group, Inc.	60,529	2,331,577
Harsco Corp.	70,385	1,684,313

Oil & gas—3.0%
Comstock Resources, Inc.	51,210	1,423,638
Range Resources Corp.	17,805	1,610,462
Rosetta Resources, Inc.*	34,395	1,628,259

Oil & gas services—3.4%
Dresser-Rand Group, Inc.*	42,856	2,590,217
Oceaneering International, Inc.	36,632	2,684,393

Packaging & containers—0.5%
Silgan Holdings, Inc.	14,641	728,390

Pharmaceuticals—1.7%
Herbalife Ltd.	25,597	1,535,308
Prestige Brands Holdings, Inc.*	32,284	1,082,160

Real estate investment trusts (REITs)—2.3%
Campus Crest Communities, Inc.	112,491	968,548
Government Properties Income Trust	13,653	347,469
QTS Realty Trust, Inc., Class A	54,887	1,495,671
Select Income REIT	26,107	803,573

Retail—2.5%
Nu Skin Enterprises, Inc., Class A	17,440	1,517,280
Popeyes Louisiana Kitchen, Inc.*	49,463	1,884,540
RadioShack Corp.*	102,390	146,418
Stage Stores, Inc.	16,063	308,088

Savings & loans—1.6%
Beneficial Mutual Bancorp, Inc.*	104,366	1,360,933
Berkshire Hills Bancorp, Inc.	45,915	1,075,788

Semiconductors—2.1%
Emulex Corp.*	151,820	1,085,513
Intersil Corp., Class A	81,925	1,010,954
Rovi Corp.*	49,071	1,093,793

Software—5.1%
ACI Worldwide, Inc.*	19,269	1,101,223
Aspen Technology, Inc.*	70,629	3,036,341
Bottomline Technologies de, Inc.*	54,831	1,734,853
Dealertrack Technologies, Inc.*	29,371	1,341,961
Digital River, Inc.*	40,890	625,208

Telecommunications—1.6%
Cbeyond, Inc.*	43,643	431,629
DigitalGlobe, Inc.*	25,336	754,506
NeuStar, Inc., Class A*	39,610	1,018,769
Ruckus Wireless, Inc.*	26,261	274,428

Transportation—0.9%
Genesee & Wyoming, Inc., Class A*	14,420	1,427,724
Total common stocks (cost $90,034,969)		144,319,063

HOLDING COMPANIES—1.3%	Shares	Value
Holding companies–diversified—1.3%
National Bank Holdings Corp., Class A	102,262	$1,959,340
Total Holding companies (cost $1,969,646)		1,959,340

INVESTMENT COMPANIES—0.5%
Solar Capital Ltd.	37,841	828,718
Total investment companies (cost $868,804)		828,718

Total investment portfolio (cost $92,873,419) 95.1% ‡		147,107,121

Other assets in excess of liabilities 4.9%		7,499,936

Net assets 100.0%		$154,607,057

* Non-income producing security

‡ As of April 30, 2014, aggregate cost for federal income tax purposes was $93,107,563. Net unrealized appreciation (depreciation) on a tax-basis was $53,999,558, including aggregate gross unrealized appreciation and (depreciation) of $57,880,616 and $(3,881,058), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Financial	21.6%
Consumer, non-cyclical	19.8%
Industrial	19.0%
Technology	10.3%
Energy	6.7%
Communications	5.0%
Consumer, cyclical	4.5%
Utilities	3.6%
Basic materials	3.3%
Diversified	1.3%

The accompanying notes are an integral part of the financial statements.	15

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2014

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Assets
Investments, at value (a)	$292,885,385	$586,620,744	$8,377,908	$61,530,275
Cash	1,681,347	7,711,009	205,862	2,784,730
Receivable for investments sold	2,806,256	—	—	1,818,383
Receivable for fund shares sold	67,981	1,101,790	30,232	21,948
Receivable for dividends and interest	143,914	801,166	29,261	332,575
Receivable for recoverable foreign withholding taxes	—	103,004	4,398	—
Receivable due from advisor	—	—	24,695	—
Prepaid expenses	20,225	16,265	47,966	36,601
Total assets	297,605,108	596,353,978	8,720,322	66,524,512

Liabilities
Payable for investments purchased	2,879,807	—	34,048	1,007,266
Payable for fund shares redeemed	590,846	1,824,941	1,920	253,827
Payable to the custodian	2,404	4,190	16,961	2,188
Accrued investment advisory fees	133,339	225,097	—	—
Accrued administrative fees	34,225	65,824	—	6,629
Accrued distribution fees	90,698	208,059	3,742	32,644
Accrued transfer agent and shareholder servicing fees	30,554	32,543	482	10,740
Accrued internal audit fees	871	871	277	871
Accrued trustees and officers compensation	11,857	11,857	11,808	11,857
Other accrued expenses	16,401	35,587	3,298	7,222
Total liabilities	3,791,002	2,408,969	72,536	1,333,244
Net assets	293,814,106	593,945,009	8,647,786	65,191,268

Net assets consists of
Paid-in capital	141,948,526	465,495,220	7,809,234	65,034,724
Undistributed net investment income (loss)	(904,961)	391,224	50,414	(39,286)
Accumulated net realized gain (loss)	50,154,491	(1,934,258)	253,439	(210,812)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	102,616,050	129,992,823	534,699	406,642
Net assets	293,814,106	593,945,009	8,647,786	65,191,268

Net assets, at market value
Class A	146,414,062	237,846,924	3,987,340	30,034,192
Class C	64,956,137	195,164,299	3,735,158	31,391,073
Class I	77,282,105	152,505,616	916,274	3,734,147
Class R-3	666,370	4,507,040	2,990	29,026
Class R-5	4,495,432	3,821,418	3,010	2,830
Class R-6	N/A	99,712	3,014	N/A

Net asset value (“NAV”), offering and redemption price per share (b)
Class A	$37.35	$17.56	$16.90	$14.84
Maximum offering price (c)	39.21	18.44	17.74	15.42
Class C	31.28	16.93	16.80	14.80
Class I	38.47	17.53	16.94	14.87
Class R-3	36.73	17.49	16.90	14.84
Class R-5	38.35	17.51	16.95	14.84
Class R-6	N/A	17.56	16.96	N/A

Shares of beneficial interest outstanding
Class A	3,920,144	13,544,717	235,966	2,024,075
Class C	2,076,770	11,528,930	222,287	2,120,430
Class I	2,008,892	8,699,402	54,081	251,201
Class R-3	18,144	257,644	177	1,956
Class R-5	117,226	218,288	178	191
Class R-6	N/A	5,680	178	N/A

(a) Identified cost	$190,269,335	$456,630,835	$7,843,349	$61,123,633

(b) NAV amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c) For all funds except the Eagle Investment Grade Bond Fund, the maximum offering price is computed as 100/95.25 of NAV. The maximum offering price for the Eagle Investment Grade Bond Fund is computed as 100/96.25 of NAV.

16	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2014

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Small Cap Stock Fund	Eagle Smaller Company Fund

$611,086,069	$399,250,849	$3,770,472,802	$29,988,577	$147,107,121
—	6,919,212	1,476,945	633,168	2,000,971
7,297,024	4,647,666	18,942,355	612,703	—
737,642	238,110	6,009,207	74,764	6,210,072
82,204	106,764	216,554	3,497	53,145
—	—	—	—	—
—	—	—	7,036	—
28,273	24,559	62,559	50,563	16,684
619,231,212	411,187,160	3,797,180,422	31,370,308	155,387,993

3,176,263	48,769	4,195,363	317,878	—
1,275,753	923,052	5,435,135	21,140	646,469
596,858	6,890	20,940	27,158	4,982
298,627	191,640	1,651,161	—	66,092
67,889	47,532	370,051	—	13,691
154,398	149,613	408,096	13,253	14,461
38,017	86,222	277,138	1,662	7,733
871	871	871	277	871
11,857	11,857	11,857	11,857	11,857
39,292	10,890	169,565	3,881	14,780
5,659,825	1,477,336	12,540,177	397,106	780,936
613,571,387	409,709,824	3,784,640,245	30,973,202	154,607,057

381,342,897	312,395,667	2,566,426,889	28,676,614	100,380,846
(720,311)	(1,265,026)	(24,225,181)	(129,561)	(106,190)
46,338,824	16,503,031	272,474,811	840,618	98,699
186,609,977	82,076,152	969,963,726	1,585,531	54,233,702
613,571,387	409,709,824	3,784,640,245	30,973,202	154,607,057

300,763,560	186,705,514	870,078,119	14,347,984	19,574,385
104,524,055	130,527,745	189,298,925	12,438,342	12,407,049
135,711,454	85,925,277	1,744,678,291	4,176,974	101,587,932
13,501,732	5,739,695	131,600,265	3,282	370,961
44,094,354	391,831	352,785,334	3,308	4,685
14,976,232	419,762	496,199,311	3,312	20,662,045

$42.09	$28.96	$53.94	$18.57	$23.53
44.19	30.40	56.63	19.50	24.70
35.74	23.83	44.51	18.38	22.42
43.53	29.93	55.38	18.68	24.07
41.43	28.35	53.12	18.52	23.23
43.49	30.06	55.54	18.66	24.01
43.61	30.06	55.66	18.69	24.06

7,146,194	6,446,317	16,129,903	772,543	831,790
2,924,877	5,478,268	4,252,760	676,765	553,358
3,117,590	2,871,288	31,504,120	223,585	4,221,194
325,889	202,492	2,477,548	177	15,971
1,013,899	13,034	6,352,264	177	195
343,451	13,965	8,915,226	177	858,775

$424,476,092	$317,174,697	$2,800,509,076	$28,403,046	$92,873,419

The accompanying notes are an integral part of the financial statements.	17

Statements of Operations

(UNAUDITED)	11.01.2013 to 04.30.2014

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Investment income
Dividends (a)	$1,819,501	$7,677,289	$119,649	$—
Interest	—	—	—	754,122
Total income	1,819,501	7,677,289	119,649	754,122

Expenses
Investment advisory fees	929,495	1,297,638	31,776	112,210
Administrative fees
Class A	148,213	169,219	2,715	25,282
Class C	50,255	135,884	2,359	26,771
Class I	16,263	67,519	351	2,685
Class R-3	538	3,177	2	22
Class R-5	5,981	1,786	1	1
Class R-6	N/A	42	1	N/A
Distribution and service fees
Class A	247,021	282,031	4,525	42,137
Class C	335,031	905,891	15,728	178,476
Class R-3	1,795	10,590	7	71
Transfer agent and shareholder servicing fees
Class A	116,327	85,528	1,993	16,628
Class C	31,556	78,537	2,234	16,841
Class I	17,423	84,888	180	2,502
Class R-3	621	4,292	—	24
Class R-5	9,658	2,102	—	—
Class R-6	N/A	4	—	N/A
Custodian fees	8,491	10,422	39,127	4,040
Professional fees	84,897	62,101	51,713	49,218
State qualification expenses	40,015	56,732	34,167	39,270
Offering costs	—	—	46,703	—
Trustees and officers compensation	28,296	28,296	28,335	28,296
Internal audit fees	4,146	4,146	4,414	4,146
Other	41,552	63,787	12,107	14,723
Total expenses before adjustments	2,117,574	3,354,612	278,438	563,343
Fees and expenses waived	(5,752)	—	(209,124)	(107,939)
Recovered fees previously waived by Manager	—	—	15	—
Expense offsets	(967)	(8,927)	(150)	(1,371)
Total expenses after adjustments	2,110,855	3,345,685	69,179	454,033

Net investment income (loss)	(291,354)	4,331,604	50,470	300,089

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	50,853,537	684,476	256,383	(210,786)
Net realized loss on foreign currency transactions	—	—	(1,553)	—
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(34,247,119)	38,472,294	(20,809)	68,246
Net gain (loss) on investments	16,606,418	39,156,770	234,021	(142,540)

Net increase in net assets resulting from operations	16,315,064	43,488,374	284,491	157,549

(a) Net of foreign withholding taxes	$—	$—	$7,563	$—

18	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)	11.01.2013 to 04.30.2014

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Small Cap Stock Fund	Eagle Smaller Company Fund

$2,995,317	$1,724,345	$8,747,632	$94,491	$860,030
—	—	—	—	—
2,995,317	1,724,345	8,747,632	94,491	860,030

1,823,967	1,286,731	10,417,893	85,065	473,353

233,276	147,678	744,500	10,015	14,932
81,051	100,525	147,121	8,476	9,101
65,892	45,620	904,741	1,846	52,951
9,602	4,369	103,685	2	248
21,210	261	180,080	2	23
6,034	192	260,828	2	9,731

388,792	246,129	1,240,827	16,691	24,886
540,340	670,168	980,805	56,503	60,670
32,007	14,563	345,615	8	825

180,304	125,845	709,862	5,275	11,784
43,764	72,330	97,863	4,697	5,882
58,913	157,746	1,132,161	1,367	72,792
10,691	5,485	109,306	—	449
22,302	553	185,126	—	26
469	23	19,632	—	706
11,617	12,021	64,733	43,277	7,971
45,956	45,956	45,956	45,956	45,956
42,568	41,190	70,923	34,678	37,336
—	—	—	22,548	—
28,296	28,296	28,296	28,296	28,296
4,146	4,146	4,147	4,414	4,146
69,606	75,111	435,601	8,869	22,158
3,720,803	3,084,938	18,229,701	377,987	884,222
—	(85,616)	—	(152,891)	(83,464)
—	—	—	7	54,175
(5,175)	(9,951)	(31,617)	(1,051)	(2,772)
3,715,628	2,989,371	18,198,084	224,052	852,161

(720,311)	(1,265,026)	(9,450,452)	(129,561)	7,869

47,222,974	18,436,123	290,382,436	859,001	135,821
—	—	—	—	—
(2,404,896)	(9,968,392)	(248,156,074)	(402,417)	4,788,611
44,818,078	8,467,731	42,226,362	456,584	4,924,432

44,097,767	7,202,705	32,775,910	327,023	4,932,301

$—	$9,672	$—	$1,235	$3,361

The accompanying notes are an integral part of the financial statements.	19

Statements of Changes in Net Assets

	Eagle Capital Appreciation Fund		Eagle Growth & Income Fund		Eagle International Stock Fund
	11/1/13 to 04/30/14 (†)	11/1/12 to 10/31/13	11/1/13 to 04/30/14 (†)	11/1/12 to 10/31/13	11/1/13 to 04/30/14 (†)	02/28/13 (a) to 10/31/13

Net assets, beginning of period	$324,382,862	$313,026,224	$486,405,768	$343,477,294	$6,748,495	$—
Increase (decrease) in net assets from operations
Net investment income (loss)	(291,354)	617,598	4,331,604	7,836,320	50,470	38,693
Net realized gain (loss) on investments	50,853,537	49,288,419	684,476	11,801,216	256,383	37,862
Net realized loss on foreign currency transactions	—	—	—	(198)	(1,553)	(4,858)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(34,247,119)	28,363,762	38,472,294	68,717,831	(20,809)	555,508
Net increase (decrease) in net assets resulting from operations	16,315,064	78,269,779	43,488,374	88,355,169	284,491	627,205
Distributions to shareholders from
Net investment income	—	(1,078,104)	(3,940,380)	(7,957,450)	(49,408)	—
Net realized gains	(35,009,202)	—	(10,915,677)	(6,350,330)	(39,253)	—
Total distributions to shareholders	(35,009,202)	(1,078,104)	(14,856,057)	(14,307,780)	(88,661)	—
Fund share transactions
Proceeds from shares sold-Class A	6,706,831	17,552,300	28,784,173	60,859,237	763,667	3,474,294
Issued as reinvestment of distributions-Class A	20,412,864	716,365	5,386,698	6,425,429	49,644	—
Cost of shares redeemed-Class A	(74,493,487)	(65,063,250)	(22,416,550)	(64,254,597)	(427,445)	(305,547)
Proceeds from shares sold-Class C	945,303	3,491,041	23,454,024	42,778,376	970,419	2,603,474
Issued as reinvestment of distributions-Class C	7,834,393	—	3,583,885	3,630,601	27,517	—
Cost of shares redeemed-Class C	(6,693,465)	(17,285,532)	(11,639,985)	(22,692,491)	(112,704)	(117,977)
Proceeds from shares sold-Class I	49,787,200	19,415,081	60,971,644	57,418,049	463,742	459,546
Issued as reinvestment of distributions-Class I	2,990,467	91,496	2,761,269	1,276,585	8,456	—
Cost of shares redeemed-Class I	(4,395,797)	(8,841,361)	(12,410,419)	(20,044,792)	(39,956)	—
Proceeds from shares sold-Class R-3	107,297	158,334	965,422	1,464,043	—	2,500
Issued as reinvestment of distributions-Class R-3	84,996	215	94,769	119,916	33	—
Cost of shares redeemed-Class R-3	(261,017)	(251,600)	(892,988)	(1,166,617)	—	—
Proceeds from shares sold-Class R-5	486,542	4,157,409	271,633	3,267,724	—	2,500
Issued as reinvestment of distributions-Class R-5	2,133,186	225,574	103,150	26,441	43	—
Cost of shares redeemed-Class R-5	(17,519,931)	(20,201,109)	(149,659)	(277,226)	—	—
Proceeds from shares sold-Class R-6	N/A	N/A	38,065	50,000	—	2,500
Issued as reinvestment of distributions-Class R-6	N/A	N/A	1,861	407	45	—
Cost of shares redeemed-Class R-6	N/A	N/A	(68)	—	—	—
Net increase (decrease) from fund share transactions	(11,874,618)	(65,835,037)	78,906,924	68,881,085	1,703,461	6,121,290
Increase (decrease) in net assets	(30,568,756)	11,356,638	107,539,241	142,928,474	1,899,291	6,748,495
Net assets, end of period (b)	293,814,106	324,382,862	593,945,009	486,405,768	8,647,786	6,748,495
(b) Includes undistributed net investment income (accumulated net investment loss) of	$(904,961)	$(613,607)	$391,224	$—	$50,414	$49,352

Shares issued and redeemed
Shares sold-Class A	177,115	509,322	1,698,965	3,952,726	46,165	233,253
Issued as reinvestment of distributions-Class A	555,869	22,220	320,536	443,111	3,018	—
Shares redeemed-Class A	(1,990,196)	(1,908,695)	(1,309,843)	(4,201,440)	(25,933)	(20,537)
Shares sold-Class C	29,628	119,287	1,433,815	2,862,804	58,441	176,776
Issued as reinvestment of distributions-Class C	254,111	—	221,360	260,498	1,678	—
Shares redeemed-Class C	(209,601)	(577,620)	(710,858)	(1,538,601)	(6,890)	(7,718)
Shares sold-Class I	1,297,360	541,945	3,594,524	3,712,705	27,832	28,208
Issued as reinvestment of distributions-Class I	79,155	2,777	164,476	86,136	513	—
Shares redeemed-Class I	(112,444)	(242,105)	(729,634)	(1,324,515)	(2,472)	—
Shares sold-Class R-3	2,900	4,568	56,858	95,883	—	175
Issued as reinvestment of distributions-Class R-3	2,351	7	5,662	8,309	2	—
Shares redeemed-Class R-3	(7,097)	(7,629)	(52,299)	(75,228)	—	—
Shares sold-Class R-5	12,430	120,333	16,028	208,356	—	175
Issued as reinvestment of distributions-Class R-5	56,613	6,863	6,152	1,702	3	—
Shares redeemed-Class R-5	(457,073)	(567,077)	(8,989)	(17,111)	—	—
Shares sold-Class R-6	N/A	N/A	2,269	3,066	—	175
Issued as reinvestment of distributions-Class R-6	N/A	N/A	110	26	3	—
Shares redeemed-Class R-6	N/A	N/A	(4)	—	—	—
Shares issued and redeemed	(308,879)	(1,975,804)	4,709,128	4,478,427	102,360	410,507

(†) The data for fiscal periods ending after October 31, 2013 are unaudited.

(a) Commencement of operations.

20	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Eagle Investment Grade Bond Fund		Eagle Mid Cap Growth Fund		Eagle Mid Cap Stock Fund		Eagle Small Cap Growth Fund		Eagle Small Cap Stock Fund		Eagle Smaller Company Fund
11/1/13 to 04/30/14 (†)	11/1/12 to 10/31/13	11/1/13 to 04/30/14 (†)	11/1/12 to 10/31/13	11/1/13 to 04/30/14 (†)	11/1/12 to 10/31/13	11/1/13 to 04/30/14 (†)	11/1/12 to 10/31/13	11/1/13 to 04/30/14 (†)	12/31/12 (a) to 10/31/13	11/1/13 to 04/30/14 (†)	11/1/12 to 10/31/13

$84,902,084	$133,837,671	$593,563,341	$434,303,948	$450,582,889	$543,439,645	$3,981,293,766	$2,718,670,112	$24,330,652	$—	$154,522,338	$78,849,585

300,089	517,821	(720,311)	(703,178)	(1,265,026)	(1,422,711)	(9,450,452)	(5,183,454)	(129,561)	(87,125)	7,869	92,056
(210,786)	209,233	47,222,974	31,895,135	18,436,123	32,546,008	290,382,436	86,131,918	859,001	387,727	135,821	3,531,728
—	—	—	—	—	—	—	—	—	—	—	—
68,246	(2,577,458)	(2,404,896)	119,833,638	(9,968,392)	98,358,673	(248,156,074)	852,731,224	(402,417)	1,987,948	4,788,611	26,336,657
157,549	(1,850,404)	44,097,767	151,025,595	7,202,705	129,481,970	32,775,910	933,679,688	327,023	2,288,550	4,932,301	29,960,441

(285,770)	(528,391)	—	—	—	—	—	(903,321)	—	—	(88,374)	(553,093)
(195,041)	(3,090,100)	(28,381,810)	(15,908,617)	(30,758,828)	(75,993,788)	(49,712,316)	—	(352,995)	—	(3,368,574)	(5,715,716)
(480,811)	(3,618,491)	(28,381,810)	(15,908,617)	(30,758,828)	(75,993,788)	(49,712,316)	(903,321)	(352,995)	—	(3,456,948)	(6,268,809)

6,146,275	12,874,011	38,658,880	64,900,855	4,097,378	11,663,576	141,179,149	412,049,520	3,969,598	11,029,634	3,263,577	4,084,965
260,177	1,715,233	13,448,101	7,801,024	12,830,745	33,533,368	11,481,538	—	165,103	—	371,262	930,631
(13,092,147)	(39,768,491)	(63,428,740)	(72,502,676)	(27,799,032)	(122,470,173)	(278,701,205)	(341,018,778)	(1,546,935)	(458,449)	(2,959,443)	(3,245,625)
808,277	6,076,970	4,796,020	10,992,386	3,132,431	4,779,422	16,103,772	40,769,932	3,351,579	8,699,611	1,255,338	2,703,952
142,088	1,407,991	5,418,216	3,225,017	10,471,294	22,414,326	2,520,743	—	132,865	—	242,230	536,376
(10,787,743)	(26,240,549)	(13,399,273)	(13,910,284)	(11,824,537)	(49,141,433)	(16,184,875)	(22,953,739)	(458,228)	(194,133)	(450,693)	(1,191,406)
562,634	3,564,796	17,741,079	34,287,853	5,961,787	29,641,815	300,897,509	727,095,439	1,465,886	3,025,544	17,870,066	42,191,540
27,554	135,324	5,211,140	2,660,852	5,784,713	15,408,290	17,723,669	334,383	43,185	—	2,256,614	4,468,703
(3,455,110)	(3,232,876)	(16,967,152)	(20,119,800)	(19,757,471)	(78,899,645)	(384,783,319)	(668,406,588)	(454,660)	(67,605)	(26,233,910)	(14,329,298)
225	810	2,063,475	4,303,047	412,852	2,537,900	18,247,634	39,537,175	—	2,500	191,926	113,471
191	803	538,973	279,183	396,879	932,905	1,714,339	—	43	—	3,289	4,966
—	(807)	(1,000,238)	(3,381,453)	(825,410)	(4,634,618)	(21,453,818)	(19,674,347)	—	—	(84,146)	(123,717)
—	—	8,178,384	9,011,085	91,140	310,706	93,592,952	140,917,988	—	2,500	662	49,871
25	93	1,762,800	1,077,505	43,105	486,525	4,405,002	49,011	43	—	1,260	275
—	—	(6,133,458)	(10,545,269)	(366,767)	(13,239,409)	(84,082,243)	(120,018,665)	—	—	(55,426)	—
N/A	N/A	9,720,441	7,066,939	178,144	419,189	94,304,876	190,792,778	—	2,500	4,526,899	17,546,017
N/A	N/A	462,038	29,351	19,559	396	6,342,356	344,748	43	—	403,770	234
N/A	N/A	(2,778,597)	(1,033,200)	(163,752)	(88,078)	(103,025,194)	(49,971,570)	—	—	(1,993,909)	(1,759,834)
(19,387,554)	(43,466,692)	4,292,089	24,142,415	(17,316,942)	(146,344,938)	(179,717,115)	329,847,287	6,668,522	22,042,102	(1,390,634)	51,981,121
(19,710,816)	(48,935,587)	20,008,046	159,259,393	(40,873,065)	(92,856,756)	(196,653,521)	1,262,623,654	6,642,550	24,330,652	84,719	75,672,753
65,191,268	84,902,084	613,571,387	593,563,341	409,709,824	450,582,889	3,784,640,245	3,981,293,766	30,973,202	24,330,652	154,607,057	154,522,338
$(39,286)	$(53,605)	$(720,311)	$—	$(1,265,026)	$—	$(24,225,181)	$(14,774,729)	$(129,561)	$—	$(106,190)	$(25,685)

414,100	850,499	920,545	1,791,139	139,334	429,069	2,518,892	8,665,271	211,288	662,136	137,889	201,526
17,599	113,335	330,258	243,174	445,357	1,381,111	209,402	—	8,896	—	15,725	51,444
(883,119)	(2,659,364)	(1,507,280)	(2,013,921)	(945,637)	(4,573,476)	(4,987,858)	(7,050,637)	(83,900)	(25,877)	(124,378)	(155,564)
54,604	399,832	133,362	359,548	128,534	209,619	347,173	1,019,852	180,657	525,260	55,145	138,403
9,646	93,105	156,319	116,301	440,682	1,095,837	55,571	—	7,213	—	10,742	30,773
(728,893)	(1,751,907)	(372,531)	(451,629)	(486,303)	(2,160,093)	(350,067)	(579,874)	(24,963)	(11,402)	(19,921)	(61,968)
37,865	235,093	407,224	924,651	197,224	1,069,302	5,237,168	15,028,741	78,161	170,945	739,333	1,901,087
1,860	8,933	123,868	80,656	194,575	617,814	315,200	7,764	2,316	—	93,635	242,996
(232,725)	(214,015)	(388,872)	(547,814)	(651,261)	(2,795,977)	(6,651,932)	(13,657,131)	(24,040)	(3,797)	(1,075,362)	(688,228)
15	53	49,612	123,416	14,377	97,260	330,165	849,995	—	175	8,164	5,736
13	53	13,431	8,799	14,064	39,050	31,718	—	2	—	141	277
—	(54)	(24,111)	(91,655)	(28,428)	(171,042)	(388,855)	(415,803)	—	—	(3,628)	(6,397)
—	—	191,298	244,644	2,960	11,210	1,622,662	2,813,151	—	175	27	2,164
2	6	41,941	32,691	1,443	19,500	78,131	1,135	2	—	52	15
—	—	(140,834)	(281,644)	(12,442)	(472,297)	(1,458,966)	(2,447,709)	—	—	(2,239)	—
N/A	N/A	222,596	176,307	5,873	15,552	1,622,424	3,808,524	—	175	186,817	814,318
N/A	N/A	10,970	889	655	16	112,294	7,978	2	—	16,761	13
N/A	N/A	(63,859)	(26,672)	(5,281)	(2,948)	(1,796,679)	(1,010,941)	—	—	(82,526)	(76,757)
(1,309,033)	(2,924,431)	103,937	688,880	(544,274)	(5,190,493)	(3,153,557)	7,040,316	355,634	1,317,790	(43,623)	2,399,838

The accompanying notes are an integral part of the financial statements.	21

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Capital Appreciation Fund
Class A*
11/01/13	04/30/14	$39.59	$(0.01)	$1.99	$1.98	$—	$(4.22)	$(4.22)	$37.35	1.25	(c)	1.25	(c)	(0.06	)(c)	26		5.19	$146
11/01/12	10/31/13	30.95	0.10	8.66	8.76	(0.12)	—	(0.12)	39.59	1.30		1.30		0.30		69	(d)	28.41	205
11/01/11	10/31/12	26.97	0.02	3.96	3.98	—	—	—	30.95	1.24		1.24		0.06		22		14.76	203
11/01/10	10/31/11	26.24	(0.01)	0.74	0.73	—	—	—	26.97	1.22		1.22		(0.03)		37		2.78	293
11/01/09	10/31/10	22.65	(0.04)	3.63	3.59	—	—	—	26.24	1.27		1.27		(0.18)		45		15.85	469
11/01/08	10/31/09	18.58	(0.06)	4.13	4.07	—	—	—	22.65	1.32		1.32		(0.31)		54		21.91	367
Class C*
11/01/13	04/30/14	33.93	(0.13)	1.70	1.57	—	(4.22)	(4.22)	31.28	1.98	(c)	1.98	(c)	(0.80	)(c)	26		4.81	65
11/01/12	10/31/13	26.62	(0.13)	7.44	7.31	—	—	—	33.93	2.03		2.03		(0.43)		69	(d)	27.46	68
11/01/11	10/31/12	23.36	(0.16)	3.42	3.26	—	—	—	26.62	1.94		1.94		(0.64)		22		13.96	66
11/01/10	10/31/11	22.88	(0.18)	0.66	0.48	—	—	—	23.36	1.92		1.92		(0.74)		37		2.10	67
11/01/09	10/31/10	19.90	(0.19)	3.17	2.98	—	—	—	22.88	1.99		1.99		(0.91)		45		14.97	81
11/01/08	10/31/09	16.45	(0.18)	3.63	3.45	—	—	—	19.90	2.08		2.08		(1.07)		54		20.97	84
Class I*
11/01/13	04/30/14	40.60	0.03	2.06	2.09	—	(4.22)	(4.22)	38.47	0.95	(c)	0.98	(c)	0.16	(c)	26		5.34	77
11/01/12	10/31/13	31.72	0.19	8.92	9.11	(0.23)	—	(0.23)	40.60	0.95		0.99		0.51		69	(d)	28.87	30
11/01/11	10/31/12	27.55	0.11	4.06	4.17	—	—	—	31.72	0.92		0.92		0.38		22		15.14	14
11/01/10	10/31/11	26.72	0.08	0.75	0.83	—	—	—	27.55	0.90		0.90		0.28		37		3.11	18
11/01/09	10/31/10	22.98	0.04	3.70	3.74	—	—	—	26.72	0.91		0.91		0.17		45		16.28	11
11/01/08	10/31/09	18.78	0.01	4.19	4.20	—	—	—	22.98	0.94		0.94		0.07		54		22.36	14
Class R-3*
11/01/13	04/30/14	39.05	(0.07)	1.97	1.90	—	(4.22)	(4.22)	36.73	1.56	(c)	1.56	(c)	(0.38	)(c)	26		5.04	1
11/01/12	10/31/13	30.53	0.01	8.52	8.53	(0.01)	—	(0.01)	39.05	1.60		1.60		0.02		69	(d)	27.94	1
11/01/11	10/31/12	26.68	(0.06)	3.91	3.85	—	—	—	30.53	1.53		1.53		(0.22)		22		14.43	1
11/01/10	10/31/11	26.03	(0.09)	0.74	0.65	—	—	—	26.68	1.51		1.51		(0.33)		37		2.50	1
11/01/09	10/31/10	22.52	(0.10)	3.61	3.51	—	—	—	26.03	1.49		1.49		(0.41)		45		15.59	1
11/01/08	10/31/09	18.51	(0.10)	4.11	4.01	—	—	—	22.52	1.49		1.49		(0.51)		54		21.66	1
Class R-5*
11/01/13	04/30/14	40.50	0.04	2.03	2.07	—	(4.22)	(4.22)	38.35	0.95	(c)	0.98	(c)	0.21	(c)	26		5.30	4
11/01/12	10/31/13	31.66	0.25	8.83	9.08	(0.24)	—	(0.24)	40.50	0.95		0.99		0.73		69	(d)	28.84	20
11/01/11	10/31/12	27.50	0.11	4.05	4.16	—	—	—	31.66	0.92		0.92		0.37		22		15.13	30
11/01/10	10/31/11	26.67	0.07	0.76	0.83	—	—	—	27.50	0.93		0.93		0.25		37		3.11	24
11/01/09	10/31/10	22.94	0.06	3.67	3.73	—	—	—	26.67	0.87		0.87		0.22		45		16.26	24
11/01/08	10/31/09	18.73	0.02	4.19	4.21	—	—	—	22.94	0.87		0.87		0.12		54		22.48	20

Eagle Growth & Income Fund
Class A*
11/01/13	04/30/14	16.68	0.15	1.20	1.35	(0.13)	(0.34)	(0.47)	17.56	1.03	(c)	1.03	(c)	1.78	(c)	4		8.25	238
11/01/12	10/31/13	13.87	0.33	3.06	3.39	(0.33)	(0.25)	(0.58)	16.68	1.09		1.09		2.17		28		25.14	214
11/01/11	10/31/12	13.14	0.30	1.36	1.66	(0.27)	(0.66)	(0.93)	13.87	1.12		1.12		2.25		20		13.48	175
11/01/10	10/31/11	12.83	0.27	0.30	0.57	(0.26)	—	(0.26)	13.14	1.21		1.21		2.02		123	(e)	4.46	134
11/01/09	10/31/10	11.57	0.20	1.26	1.46	(0.20)	—	(0.20)	12.83	1.40		1.30		1.61		50		12.65	128
11/01/08	10/31/09	9.71	0.31	1.86	2.17	(0.31)	—	(0.31)	11.57	1.39		1.55		3.12		57		22.88	90
Class C*
11/01/13	04/30/14	16.10	0.08	1.16	1.24	(0.07)	(0.34)	(0.41)	16.93	1.79	(c)	1.79	(c)	1.01	(c)	4		7.84	195
11/01/12	10/31/13	13.41	0.21	2.95	3.16	(0.22)	(0.25)	(0.47)	16.10	1.84		1.84		1.39		28		24.23	170
11/01/11	10/31/12	12.74	0.20	1.32	1.52	(0.19)	(0.66)	(0.85)	13.41	1.86		1.86		1.50		20		12.67	121
11/01/10	10/31/11	12.46	0.17	0.29	0.46	(0.18)	—	(0.18)	12.74	1.93		1.93		1.30		123	(e)	3.68	80
11/01/09	10/31/10	11.24	0.11	1.23	1.34	(0.12)	—	(0.12)	12.46	2.12		2.05		0.89		50		11.95	72
11/01/08	10/31/09	9.45	0.23	1.80	2.03	(0.24)	—	(0.24)	11.24	2.19		2.31		2.35		57		21.89	49
Class I*
11/01/13	04/30/14	16.65	0.17	1.21	1.38	(0.16)	(0.34)	(0.50)	17.53	0.78	(c)	0.78	(c)	1.98	(c)	4		8.41	153
11/01/12	10/31/13	13.85	0.37	3.06	3.43	(0.38)	(0.25)	(0.63)	16.65	0.80		0.80		2.37		28		25.49	94
11/01/11	10/31/12	13.13	0.34	1.36	1.70	(0.32)	(0.66)	(0.98)	13.85	0.83		0.83		2.49		20		13.79	44
11/01/10	10/31/11	12.82	0.32	0.29	0.61	(0.30)	—	(0.30)	13.13	0.88		0.87		2.39		123	(e)	4.77	14
11/01/09	10/31/10	11.56	0.29	1.22	1.51	(0.25)	—	(0.25)	12.82	0.95		0.97		2.01		50		13.15	9
03/18/09	10/31/09	8.43	0.20	3.20	3.40	(0.27)	—	(0.27)	11.56	0.95	(c)	1.12	(c)	3.08	(c)	57		40.72	2

22	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations				Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)		Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Growth & Income Fund (cont’d)
Class R-3*
11/01/13	04/30/14	$16.61	$0.12		$1.20	$1.32	$(0.10)	$(0.34)	$(0.44)	$17.49	1.40	(c)	1.40	(c)	1.40	(c)	4		8.07	$5
11/01/12	10/31/13	13.82	0.28		3.04	3.32	(0.28)	(0.25)	(0.53)	16.61	1.43		1.43		1.81		28		24.71	4
11/01/11	10/31/12	13.10	0.26		1.36	1.62	(0.24)	(0.66)	(0.90)	13.82	1.41		1.41		1.95		20		13.13	3
11/01/10	10/31/11	12.81	0.23		0.30	0.53	(0.24)	—	(0.24)	13.10	1.51		1.51		1.71		123	(e)	4.14	1
11/01/09	10/31/10	11.55	0.18		1.26	1.44	(0.18)	—	(0.18)	12.81	1.54		1.54		1.46		50		12.54	0
09/30/09	10/31/09	11.84	0.01		(0.22)	(0.21)	(0.08)	—	(0.08)	11.55	1.65	(c)	1.56	(c)	0.94	(c)	57		(1.83)	0
Class R-5*
11/01/13	04/30/14	16.63	0.17		1.21	1.38	(0.16)	(0.34)	(0.50)	17.51	0.77	(c)	0.77	(c)	2.03	(c)	4		8.43	4
11/01/12	10/31/13	13.84	0.33		3.10	3.43	(0.39)	(0.25)	(0.64)	16.63	0.72		0.72		2.07		28		25.54	3
11/01/11	10/31/12	13.13	0.32		1.37	1.69	(0.32)	(0.66)	(0.98)	13.84	0.86		0.84		2.37		20		13.69	0
11/01/10	10/31/11	12.83	0.29		0.32	0.61	(0.31)	—	(0.31)	13.13	0.95		0.85		2.17		123	(e)	4.77	0
12/28/09	10/31/10	12.11	0.22		0.69	0.91	(0.19)	—	(0.19)	12.83	0.95	(c)	1.85	(c)	2.11	(c)	50		7.53	0
Class R-6*
11/01/13	04/30/14	16.67	0.17		1.22	1.39	(0.16)	(0.34)	(0.50)	17.56	0.66	(c)	0.66	(c)	2.05	(c)	4		8.50	0
11/01/12	10/31/13	13.86	0.34		3.10	3.44	(0.38)	(0.25)	(0.63)	16.67	0.71		0.71		2.09		28		25.59	0
11/01/11	10/31/12	13.13	0.34		1.35	1.69	(0.30)	(0.66)	(0.96)	13.86	0.85		0.86		2.54		20		13.73	0
08/15/11	10/31/11	12.70	0.06		0.44	0.50	(0.07)	—	(0.07)	13.13	0.85	(c)	0.96	(c)	2.17	(c)	123	(e)	4.00	0

Eagle International Stock Fund
Class A*
11/01/13	04/30/14	16.48	0.13		0.52	0.65	(0.14)	(0.09)	(0.23)	16.90	1.56	(c)	7.16	(c)	1.57	(c)	50		3.94	4
02/28/13	10/31/13	14.29	0.15		2.04	2.19	—	—	—	16.48	1.55	(c)	11.48	(c)	1.50	(c)	42		15.33	4
Class C*
11/01/13	04/30/14	16.38	0.07		0.51	0.58	(0.07)	(0.09)	(0.16)	16.80	2.34	(c)	7.93	(c)	0.89	(c)	50		3.53	4
02/28/13	10/31/13	14.29	0.11		1.98	2.09	—	—	—	16.38	2.39	(c)	12.03	(c)	1.07	(c)	42		14.63	3
Class I*
11/01/13	04/30/14	16.52	0.19		0.49	0.68	(0.17)	(0.09)	(0.26)	16.94	1.15	(c)	6.74	(c)	2.30	(c)	50		4.15	1
02/28/13	10/31/13	14.29	0.13		2.10	2.23	—	—	—	16.52	1.15	(c)	4.25	(c)	1.21	(c)	42		15.61	0
Class R-3*
11/01/13	04/30/14	16.45	0.11		0.53	0.64	(0.10)	(0.09)	(0.19)	16.90	1.73	(c)	7.34	(c)	1.38	(c)	50		3.91	0
02/28/13	10/31/13	14.29	0.19		1.97	2.16	—	—	—	16.45	1.75	(c)	13.83	(c)	1.84	(c)	42		15.12	0
Class R-5*
11/01/13	04/30/14	16.52	0.16		0.52	0.68	(0.16)	(0.09)	(0.25)	16.95	1.15	(c)	6.79	(c)	1.96	(c)	50		4.15	0
02/28/13	10/31/13	14.29	0.25		1.98	2.23	—	—	—	16.52	1.15	(c)	13.27	(c)	2.44	(c)	42		15.61	0
Class R-6*
11/01/13	04/30/14	16.53	0.17		0.52	0.69	(0.17)	(0.09)	(0.26)	16.96	1.05	(c)	6.79	(c)	2.06	(c)	50		4.21	0
02/28/13	10/31/13	14.29	0.26		1.98	2.24	—	—	—	16.53	1.05	(c)	13.27	(c)	2.54	(c)	42		15.68	0

Eagle Investment Grade Bond Fund
Class A*
11/01/13	04/30/14	14.89	0.09		(0.02)	0.07	(0.08)	(0.04)	(0.12)	14.84	0.85	(c)	1.17	(c)	1.17	(c)	77		0.48	30
11/01/12	10/31/13	15.51	0.12		(0.27)	(0.15)	(0.11)	(0.36)	(0.47)	14.89	0.85		1.01		0.80		136		(1.00)	37
11/01/11	10/31/12	15.25	0.18		0.39	0.57	(0.18)	(0.13)	(0.31)	15.51	0.85		0.96		1.15		94		3.77	65
11/01/10	10/31/11	15.15	0.20		0.21	0.41	(0.23)	(0.08)	(0.31)	15.25	0.85		1.04		1.34		78		2.75	58
03/01/10	10/31/10	14.44	0.16		0.67	0.83	(0.12)	—	(0.12)	15.15	0.85	(c)	1.48	(c)	1.51	(c)	53		5.78	48
Class C*
11/01/13	04/30/14	14.86	0.03		(0.03)	—	(0.02)	(0.04)	(0.06)	14.80	1.65	(c)	1.91	(c)	0.37	(c)	77		0.00	31
11/01/12	10/31/13	15.49	—	(f)	(0.26)	(0.26)	(0.01)	(0.36)	(0.37)	14.86	1.65		1.77		0.01		136		(1.75)	41
11/01/11	10/31/12	15.23	0.05		0.40	0.45	(0.06)	(0.13)	(0.19)	15.49	1.65		1.72		0.34		94		2.96	63
11/01/10	10/31/11	15.13	0.08		0.21	0.29	(0.11)	(0.08)	(0.19)	15.23	1.65		1.79		0.55		78		1.95	53
03/01/10	10/31/10	14.44	0.07		0.68	0.75	(0.06)	—	(0.06)	15.13	1.65	(c)	2.23	(c)	0.68	(c)	53		5.23	50
Class I*
11/01/13	04/30/14	14.92	0.10		(0.01)	0.09	(0.10)	(0.04)	(0.14)	14.87	0.60	(c)	0.86	(c)	1.41	(c)	77		0.60	4
11/01/12	10/31/13	15.54	0.16		(0.27)	(0.11)	(0.15)	(0.36)	(0.51)	14.92	0.60		0.72		1.04		136		(0.74)	7
11/01/11	10/31/12	15.27	0.21		0.41	0.62	(0.22)	(0.13)	(0.35)	15.54	0.60		0.67		1.38		94		4.09	6
11/01/10	10/31/11	15.17	0.24		0.20	0.44	(0.26)	(0.08)	(0.34)	15.27	0.60		0.74		1.58		78		2.97	3
03/01/10	10/31/10	14.44	0.16		0.71	0.87	(0.14)	—	(0.14)	15.17	0.60	(c)	2.11	(c)	1.59	(c)	53		6.05	4

The accompanying notes are an integral part of the financial statements.	23

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Investment Grade Bond Fund (cont’d)
Class R-3*
11/01/13	04/30/14	$14.89	$0.06	$(0.01)	$0.05	$(0.06)	$(0.04)	$(0.10)	$14.84	1.15	(c)	1.49	(c)	0.87	(c)	77	0.33	$0
11/01/12	10/31/13	15.51	0.08	(0.27)	(0.19)	(0.07)	(0.36)	(0.43)	14.89	1.15		1.34		0.50		136	(1.28)	0
11/01/11	10/31/12	15.24	0.13	0.40	0.53	(0.13)	(0.13)	(0.26)	15.51	1.15		1.35		0.88		94	3.49	0
11/01/10	10/31/11	15.15	0.16	0.19	0.35	(0.18)	(0.08)	(0.26)	15.24	1.15		1.39		1.04		78	2.38	0
03/01/10	10/31/10	14.44	0.05	0.76	0.81	(0.10)	—	(0.10)	15.15	1.14	(c)	1.95	(c)	0.91	(c)	53	5.63	0
Class R-5*
11/01/13	04/30/14	14.89	0.10	(0.01)	0.09	(0.10)	(0.04)	(0.14)	14.84	0.60	(c)	0.74	(c)	1.39	(c)	77	0.58	0
11/01/12	10/31/13	15.51	0.16	(0.27)	(0.11)	(0.15)	(0.36)	(0.51)	14.89	0.60		0.64		1.04		136	(0.77)	0
11/01/11	10/31/12	15.22	0.22	0.41	0.63	(0.21)	(0.13)	(0.34)	15.51	0.60		0.60		1.41		94	4.20	0
11/01/10	10/31/11	15.13	0.24	0.19	0.43	(0.26)	(0.08)	(0.34)	15.22	0.60		6.01		1.59		78	2.91	0
03/01/10	10/31/10	14.44	0.18	0.65	0.83	(0.14)	—	(0.14)	15.13	0.61	(c)	4.92	(c)	1.77	(c)	53	5.75	0

Eagle Mid Cap Growth Fund
Class A*
11/01/13	04/30/14	41.03	(0.04)	3.02	2.98	—	(1.92)	(1.92)	42.09	1.17	(c)	1.17	(c)	(0.20	)(c)	29	7.42	301
11/01/12	10/31/13	31.52	(0.03)	10.68	10.65	—	(1.14)	(1.14)	41.03	1.20		1.20		(0.08)		52	34.81	304
11/01/11	10/31/12	29.96	(0.18)	1.74	1.56	—	—	—	31.52	1.22		1.22		(0.57)		87	5.21	233
11/01/10	10/31/11	28.03	(0.19)	2.12	1.93	—	—	—	29.96	1.23		1.23		(0.60)		91	6.89	231
11/01/09	10/31/10	21.25	(0.09)	6.87	6.78	—	—	—	28.03	1.33		1.33		(0.36)		96	31.91	140
11/01/08	10/31/09	18.63	(0.11)	2.73	2.62	—	—	—	21.25	1.44		1.44		(0.59)		127	14.06	95
Class C*
11/01/13	04/30/14	35.24	(0.16)	2.58	2.42	—	(1.92)	(1.92)	35.74	1.88	(c)	1.88	(c)	(0.91	)(c)	29	7.04	105
11/01/12	10/31/13	27.41	(0.25)	9.22	8.97	—	(1.14)	(1.14)	35.24	1.92		1.92		(0.80)		52	33.87	106
11/01/11	10/31/12	26.24	(0.34)	1.51	1.17	—	—	—	27.41	1.92		1.92		(1.27)		87	4.46	82
11/01/10	10/31/11	24.71	(0.35)	1.88	1.53	—	—	—	26.24	1.94		1.94		(1.30)		91	6.19	72
11/01/09	10/31/10	18.88	(0.24)	6.07	5.83	—	—	—	24.71	2.10		2.10		(1.11)		96	30.88	58
11/01/08	10/31/09	16.68	(0.23)	2.43	2.20	—	—	—	18.88	2.22		2.22		(1.36)		127	13.19	45
Class I*
11/01/13	04/30/14	42.31	0.03	3.11	3.14	—	(1.92)	(1.92)	43.53	0.84	(c)	0.84	(c)	0.12	(c)	29	7.58	136
11/01/12	10/31/13	32.36	0.08	11.01	11.09	—	(1.14)	(1.14)	42.31	0.87		0.87		0.22		52	35.28	126
11/01/11	10/31/12	30.66	(0.07)	1.77	1.70	—	—	—	32.36	0.88		0.88		(0.23)		87	5.54	81
11/01/10	10/31/11	28.58	(0.09)	2.17	2.08	—	—	—	30.66	0.89		0.88		(0.29)		91	7.28	60
11/01/09	10/31/10	21.58	(0.02)	7.02	7.00	—	—	—	28.58	0.95		0.95		(0.07)		96	32.44	15
11/01/08	10/31/09	18.83	(0.02)	2.77	2.75	—	—	—	21.58	0.95		1.05		(0.13)		127	14.60	6
Class R-3*
11/01/13	04/30/14	40.48	(0.11)	2.98	2.87	—	(1.92)	(1.92)	41.43	1.47	(c)	1.47	(c)	(0.52	)(c)	29	7.24	14
11/01/12	10/31/13	31.19	(0.14)	10.57	10.43	—	(1.14)	(1.14)	40.48	1.49		1.49		(0.39)		52	34.46	12
11/01/11	10/31/12	29.73	(0.26)	1.72	1.46	—	—	—	31.19	1.49		1.49		(0.84)		87	4.91	8
11/01/10	10/31/11	27.88	(0.27)	2.12	1.85	—	—	—	29.73	1.52		1.52		(0.89)		91	6.64	4
11/01/09	10/31/10	21.19	(0.19)	6.88	6.69	—	—	—	27.88	1.61		1.61		(0.72)		96	31.57	1
01/12/09	10/31/09	16.84	(0.15)	4.50	4.35	—	—	—	21.19	1.74	(c)	1.74	(c)	(0.94	)(c)	127	25.83	0
Class R-5*
11/01/13	04/30/14	42.27	0.02	3.12	3.14	—	(1.92)	(1.92)	43.49	0.86	(c)	0.86	(c)	0.11	(c)	29	7.59	44
11/01/12	10/31/13	32.34	0.09	10.98	11.07	—	(1.14)	(1.14)	42.27	0.89		0.89		0.24		52	35.24	39
11/01/11	10/31/12	30.64	(0.08)	1.78	1.70	—	—	—	32.34	0.90		0.90		(0.25)		87	5.55	30
11/01/10	10/31/11	28.56	(0.11)	2.19	2.08	—	—	—	30.64	0.91		0.91		(0.35)		91	7.28	19
12/28/09	10/31/10	24.70	(0.12)	3.98	3.86	—	—	—	28.56	0.95	(c)	1.15	(c)	(0.44	)(c)	96	15.63	0
Class R-6*
11/01/13	04/30/14	42.36	0.03	3.14	3.17	—	(1.92)	(1.92)	43.61	0.76	(c)	0.76	(c)	0.12	(c)	29	7.64	15
11/01/12	10/31/13	32.37	0.02	11.11	11.13	—	(1.14)	(1.14)	42.36	0.78		0.78		0.05		52	35.40	7
11/01/11	10/31/12	30.76	(0.05)	1.66	1.61	—	—	—	32.37	0.80		0.80		(0.16)		87	5.23	1
08/15/11	10/31/11	29.65	(0.02)	1.13	1.11	—	—	—	30.76	0.85	(c)	0.85	(c)	(0.32	)(c)	91	3.74	0

24	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Stock Fund
Class A*
11/01/13	04/30/14	$30.48	$(0.06)	$0.56	$0.50	$—	$(2.02)	$(2.02)	$28.96	1.22	(c)	1.22	(c)	(0.42	)(c)	14	1.68	$187
11/01/12	10/31/13	27.14	(0.04)	7.40	7.36	—	(4.02)	(4.02)	30.48	1.22		1.22		(0.14)		27	30.90	208
11/01/11	10/31/12	25.07	(0.02)	2.09	2.07	—	—	—	27.14	1.20		1.20		(0.09)		184	8.26	260
11/01/10	10/31/11	25.37	(0.03)	(0.27)	(0.30)	—	—	—	25.07	1.14		1.14		(0.11)		242	(1.18)	544
11/01/09	10/31/10	21.10	(0.07)	4.34	4.27	—	—	—	25.37	1.20		1.20		(0.32)		245	20.24	736
11/01/08	10/31/09	18.34	(0.03)	2.79	2.76	—	—	—	21.10	1.26		1.26		(0.18)		196	15.05	812
Class C*
11/01/13	04/30/14	25.52	(0.14)	0.47	0.33	—	(2.02)	(2.02)	23.83	1.95	(c)	1.95	(c)	(1.15	)(c)	14	1.33	131
11/01/12	10/31/13	23.49	(0.21)	6.26	6.05	—	(4.02)	(4.02)	25.52	1.95		1.95		(0.90)		27	30.00	138
11/01/11	10/31/12	21.86	(0.20)	1.83	1.63	—	—	—	23.49	1.92		1.92		(0.85)		184	7.46	147
11/01/10	10/31/11	22.28	(0.19)	(0.23)	(0.42)	—	—	—	21.86	1.85		1.85		(0.83)		242	(1.89)	204
11/01/09	10/31/10	18.67	(0.21)	3.82	3.61	—	—	—	22.28	1.93		1.93		(1.06)		245	19.34	239
11/01/08	10/31/09	16.34	(0.15)	2.48	2.33	—	—	—	18.67	2.00		2.00		(0.93)		196	14.26	232
Class I*
11/01/13	04/30/14	31.39	(0.02)	0.58	0.56	—	(2.02)	(2.02)	29.93	0.95	(c)	1.14	(c)	(0.14	)(c)	14	1.84	86
11/01/12	10/31/13	27.76	0.03	7.62	7.65	—	(4.02)	(4.02)	31.39	0.95		1.12		0.11		27	31.31	98
11/01/11	10/31/12	25.58	0.04	2.14	2.18	—	—	—	27.76	0.91		0.91		0.16		184	8.52	118
11/01/10	10/31/11	25.79	0.07	(0.28)	(0.21)	—	—	—	25.58	0.79		0.79		0.24		242	(0.81)	163
11/01/09	10/31/10	21.36	0.01	4.42	4.43	—	—	—	25.79	0.79		0.79		0.06		245	20.74	340
11/01/08	10/31/09	18.49	0.03	2.84	2.87	—	—	—	21.36	0.87		0.87		0.16		196	15.52	254
Class R-3*
11/01/13	04/30/14	29.92	(0.10)	0.55	0.45	—	(2.02)	(2.02)	28.35	1.53	(c)	1.53	(c)	(0.73	)(c)	14	1.55	6
11/01/12	10/31/13	26.78	(0.13)	7.29	7.16	—	(4.02)	(4.02)	29.92	1.52		1.52		(0.48)		27	30.53	6
11/01/11	10/31/12	24.80	(0.12)	2.10	1.98	—	—	—	26.78	1.49		1.49		(0.47)		184	7.98	6
11/01/10	10/31/11	25.17	(0.11)	(0.26)	(0.37)	—	—	—	24.80	1.43		1.43		(0.43)		242	(1.47)	5
11/01/09	10/31/10	20.98	(0.13)	4.32	4.19	—	—	—	25.17	1.41		1.41		(0.57)		245	19.97	4
11/01/08	10/31/09	18.26	(0.06)	2.78	2.72	—	—	—	20.98	1.40		1.40		(0.35)		196	14.90	3
Class R-5*
11/01/13	04/30/14	31.53	(0.02)	0.57	0.55	—	(2.02)	(2.02)	30.06	0.95	(c)	1.00	(c)	(0.16	)(c)	14	1.79	0
11/01/12	10/31/13	27.77	0.19	7.59	7.78	—	(4.02)	(4.02)	31.53	0.84		0.84		0.69		27	31.84	1
11/01/11	10/31/12	25.60	0.05	2.12	2.17	—	—	—	27.77	0.94		0.94		0.19		184	8.48	13
11/01/10	10/31/11	25.83	0.05	(0.28)	(0.23)	—	—	—	25.60	0.85		0.85		0.18		242	(0.89)	65
11/01/09	10/31/10	21.39	0.02	4.42	4.44	—	—	—	25.83	0.78		0.78		0.09		245	20.76	72
11/01/08	10/31/09	18.50	0.05	2.84	2.89	—	—	—	21.39	0.79		0.79		0.28		196	15.62	60
Class R-6*
11/01/13	04/30/14	31.50	— (f)	0.58	0.58	—	(2.02)	(2.02)	30.06	0.81	(c)	0.81	(c)	0.01	(c)	14	1.90	0
11/01/12	10/31/13	27.81	(0.02)	7.73	7.71	—	(4.02)	(4.02)	31.50	0.79		0.79		(0.08)		27	31.49	0
11/01/11	10/31/12	25.70	0.05	2.06	2.11	—	—	—	27.81	0.85		0.91		0.18		184	8.21	0
08/15/11	10/31/11	25.41	0.01	0.28	0.29	—	—	—	25.70	0.85	(c)	0.85	(c)	0.24	(c)	242	1.14	0

Eagle Small Cap Growth Fund
Class A*
11/01/13	04/30/14	54.33	(0.18)	0.48	0.30	—	(0.69)	(0.69)	53.94	1.09	(c)	1.09	(c)	(0.65	)(c)	20	0.53	870
11/01/12	10/31/13	41.13	(0.16)	13.36	13.20	—	—	—	54.33	1.10		1.10		(0.33)		38	32.09	999
11/01/11	10/31/12	38.93	(0.24)	2.44	2.20	—	—	—	41.13	1.11		1.11		(0.61)		44	5.65	690
11/01/10	10/31/11	33.79	(0.27)	5.41	5.14	—	—	—	38.93	1.16		1.16		(0.69)		36	15.21	497
11/01/09	10/31/10	25.10	(0.16)	8.85	8.69	—	—	—	33.79	1.31		1.31		(0.55)		49	34.62	266
11/01/08	10/31/09	22.52	(0.18)	2.76	2.58	—	—	—	25.10	1.37		1.37		(0.83)		110	11.46	200
Class C*
11/01/13	04/30/14	45.11	(0.31)	0.40	0.09	—	(0.69)	(0.69)	44.51	1.80	(c)	1.80	(c)	(1.36	)(c)	20	0.17	189
11/01/12	10/31/13	34.40	(0.42)	11.13	10.71	—	—	—	45.11	1.82		1.82		(1.05)		38	31.13	189
11/01/11	10/31/12	32.78	(0.44)	2.06	1.62	—	—	—	34.40	1.83		1.83		(1.32)		44	4.94	129
11/01/10	10/31/11	28.65	(0.46)	4.59	4.13	—	—	—	32.78	1.86		1.86		(1.40)		36	14.42	108
11/01/09	10/31/10	21.44	(0.31)	7.52	7.21	—	—	—	28.65	2.05		2.05		(1.25)		49	33.63	72
11/01/08	10/31/09	19.40	(0.30)	2.34	2.04	—	—	—	21.44	2.17		2.17		(1.63)		110	10.52	60

The accompanying notes are an integral part of the financial statements.	25

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Small Cap Growth Fund (cont’d)
Class I*
11/01/13	04/30/14	$55.68	$(0.10)	$0.49	$0.39	$—	$(0.69)	$(0.69)	$55.38	0.77	(c)	0.77	(c)	(0.34	)(c)	20	0.68	$1,745
11/01/12	10/31/13	42.04	(0.01)	13.67	13.66	(0.02)	—	(0.02)	55.68	0.79		0.79		(0.01)		38	32.49	1,815
11/01/11	10/31/12	39.65	(0.11)	2.50	2.39	—	—	—	42.04	0.78		0.78		(0.28)		44	6.03	1,313
11/01/10	10/31/11	34.41	(0.14)	5.38	5.24	—	—	—	39.65	0.82		0.83		(0.37)		36	15.23	679
11/01/09	10/31/10	25.44	(0.12)	9.09	8.97	—	—	—	34.41	0.86		0.86		(0.34)		49	35.26	97
11/01/08	10/31/09	22.72	(0.08)	2.80	2.72	—	—	—	25.44	0.87		0.87		(0.37)		110	11.97	20
Class R-3*
11/01/13	04/30/14	53.58	(0.25)	0.48	0.23	—	(0.69)	(0.69)	53.12	1.36	(c)	1.36	(c)	(0.92	)(c)	20	0.41	132
11/01/12	10/31/13	40.68	(0.29)	13.19	12.90	—	—	—	53.58	1.37		1.37		(0.62)		38	31.71	134
11/01/11	10/31/12	38.58	(0.35)	2.45	2.10	—	—	—	40.68	1.38		1.38		(0.88)		44	5.44	84
11/01/10	10/31/11	33.52	(0.34)	5.40	5.06	—	—	—	38.58	1.37		1.37		(0.90)		36	15.10	48
11/01/09	10/31/10	24.96	(0.19)	8.75	8.56	—	—	—	33.52	1.55		1.55		(0.66)		49	34.29	2
11/01/08	10/31/09	22.44	(0.18)	2.70	2.52	—	—	—	24.96	1.54		1.54		(1.01)		110	11.23	2
Class R-5*
11/01/13	04/30/14	55.83	(0.09)	0.49	0.40	—	(0.69)	(0.69)	55.54	0.75	(c)	0.75	(c)	(0.32	)(c)	20	0.70	353
11/01/12	10/31/13	42.14	0.01	13.69	13.70	(0.01)	—	(0.01)	55.83	0.77		0.77		0.02		38	32.51	341
11/01/11	10/31/12	39.74	(0.12)	2.52	2.40	—	—	—	42.14	0.80		0.80		(0.29)		44	6.04	242
11/01/10	10/31/11	34.39	(0.16)	5.51	5.35	—	—	—	39.74	0.85		0.85		(0.39)		36	15.56	138
11/01/09	10/31/10	25.43	(0.04)	9.00	8.96	—	—	—	34.39	0.88		0.88		(0.14)		49	35.23	49
11/01/08	10/31/09	22.72	(0.09)	2.80	2.71	—	—	—	25.43	0.90		0.90		(0.40)		110	11.93	30
Class R-6*
11/01/13	04/30/14	55.92	(0.06)	0.49	0.43	—	(0.69)	(0.69)	55.66	0.66	(c)	0.66	(c)	(0.23	)(c)	20	0.75	496
11/01/12	10/31/13	42.20	0.03	13.74	13.77	(0.05)	—	(0.05)	55.92	0.68		0.68		0.07		38	32.68	502
11/01/11	10/31/12	39.76	(0.09)	2.53	2.44	—	—	—	42.20	0.69		0.69		(0.22)		44	6.14	260
08/15/11	10/31/11	37.85	(0.06)	1.97	1.91	—	—	—	39.76	0.85	(c)	0.85	(c)	(0.75	)(c)	36	5.05	65

Eagle Small Cap Stock Fund
Class A*
11/01/13	04/30/14	18.50	(0.06)	0.38	0.32	—	(0.25)	(0.25)	18.57	1.33	(c)	2.40	(c)	(0.66	)(c)	27	1.71	14
12/31/12	10/31/13	14.29	(0.10)	4.31	4.21	—	—	—	18.50	1.32	(c)	4.78	(c)	(0.73	)(c)	42	29.46	12
Class C*
11/01/13	04/30/14	18.38	(0.13)	0.38	0.25	—	(0.25)	(0.25)	18.38	2.08	(c)	3.15	(c)	(1.42	)(c)	27	1.33	12
12/31/12	10/31/13	14.29	(0.21)	4.30	4.09	—	—	—	18.38	2.08	(c)	5.54	(c)	(1.47	)(c)	42	28.62	9
Class I*
11/01/13	04/30/14	18.57	(0.03)	0.39	0.36	—	(0.25)	(0.25)	18.68	0.95	(c)	2.09	(c)	(0.29	)(c)	27	1.92	4
12/31/12	10/31/13	14.29	(0.05)	4.33	4.28	—	—	—	18.57	0.95	(c)	4.89	(c)	(0.35	)(c)	42	29.95	3
Class R-3*
11/01/13	04/30/14	18.46	(0.08)	0.39	0.31	—	(0.25)	(0.25)	18.52	1.52	(c)	2.61	(c)	(0.85	)(c)	27	1.66	0
12/31/12	10/31/13	14.29	(0.12)	4.29	4.17	—	—	—	18.46	1.52	(c)	11.76	(c)	(0.90	)(c)	42	29.18	0
Class R-5*
11/01/13	04/30/14	18.55	(0.03)	0.39	0.36	—	(0.25)	(0.25)	18.66	0.95	(c)	2.07	(c)	(0.28	)(c)	27	1.92	0
12/31/12	10/31/13	14.29	(0.05)	4.31	4.26	—	—	—	18.55	0.95	(c)	11.20	(c)	(0.33	)(c)	42	29.81	0
Class R-6*
11/01/13	04/30/14	18.57	(0.02)	0.39	0.37	—	(0.25)	(0.25)	18.69	0.85	(c)	2.06	(c)	(0.18	)(c)	27	1.97	0
12/31/12	10/31/13	14.29	(0.03)	4.31	4.28	—	—	—	18.57	0.85	(c)	11.19	(c)	(0.23	)(c)	42	29.95	0

Eagle Smaller Company Fund
Class A*
11/01/13	04/30/14	23.38	(0.03)	0.69	0.66	—	(0.51)	(0.51)	23.53	1.37	(c)	1.30	(c)	(0.28	)(c)	11	2.82	20
11/01/12	10/31/13	18.93	(0.03)	5.96	5.93	(0.09)	(1.39)	(1.48)	23.38	1.37		1.40		(0.13)		14	33.60	19
11/01/11	10/31/12	20.05	0.04	1.47	1.51	—	(2.63)	(2.63)	18.93	1.35		1.42		0.23		13	9.31	13
11/01/10	10/31/11	19.63	(0.05)	2.23	2.18	—	(1.76)	(1.76)	20.05	1.40		1.44		(0.25)		36	11.35	12
11/01/09	10/31/10	16.54	(0.09)	3.75	3.66	—	(0.57)	(0.57)	19.63	1.50		1.67		(0.46)		22	22.63	10
11/03/08	10/31/09	14.29	(0.07)	2.32	2.25	—	—	—	16.54	1.48	(c)	4.53	(c)	(0.45	)(c)	23	15.75	6

26	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions				Ratio to average net assets (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (†)		Without expenses waived/ recovered (†)		Net income (loss)		Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Smaller Company Fund (cont’d)
Class C*
11/01/13	04/30/14	$22.38	$(0.11)	$0.66	$0.55	$—	$(0.51)	$(0.51)	$22.42	2.10	(c)	2.03	(c)	(1.01	)(c)	11	2.45	$12
11/01/12	10/31/13	18.22	(0.18)	5.73	5.55	—	(1.39)	(1.39)	22.38	2.12		2.14		(0.88)		14	32.62	11
11/01/11	10/31/12	19.52	(0.10)	1.43	1.33	—	(2.63)	(2.63)	18.22	2.11		2.19		(0.54)		13	8.54	7
11/01/10	10/31/11	19.32	(0.22)	2.18	1.96	—	(1.76)	(1.76)	19.52	2.28		2.21		(1.13)		36	10.31	6
11/01/09	10/31/10	16.41	(0.23)	3.71	3.48	—	(0.57)	(0.57)	19.32	2.30		2.49		(1.25)		22	21.69	5
11/03/08	10/31/09	14.29	(0.19)	2.31	2.12	—	—	—	16.41	2.28	(c)	5.37	(c)	(1.27	)(c)	23	14.84	3
Class I*
11/01/13	04/30/14	23.86	0.02	0.71	0.73	(0.01)	(0.51)	(0.52)	24.07	0.95	(c)	1.02	(c)	0.14	(c)	11	3.08	102
11/01/12	10/31/13	19.28	0.06	6.07	6.13	(0.16)	(1.39)	(1.55)	23.86	0.95		1.16		0.27		14	34.20	106
11/01/11	10/31/12	20.31	0.12	1.49	1.61	(0.01)	(2.63)	(2.64)	19.28	0.95		1.17		0.61		13	9.74	58
11/01/10	10/31/11	19.80	0.04	2.24	2.28	(0.01)	(1.76)	(1.77)	20.31	0.95		1.19		0.20		36	11.81	61
11/01/09	10/31/10	16.59	0.02	3.77	3.79	(0.01)	(0.57)	(0.58)	19.80	0.95		1.56		0.11		22	23.39	56
03/09/09	10/31/09	9.65	(0.01)	6.95	6.94	—	—	—	16.59	0.95	(c)	1.80	(c)	(0.04	)(c)	23	71.92	49
Class R-3*
11/01/13	04/30/14	23.12	(0.07)	0.69	0.62	—	(0.51)	(0.51)	23.23	1.70	(c)	1.71	(c)	(0.63	)(c)	11	2.67	0
11/01/12	10/31/13	18.77	(0.08)	5.89	5.81	(0.07)	(1.39)	(1.46)	23.12	1.70		1.85		(0.40)		14	33.17	0
11/01/11	10/31/12	19.96	— (f)	1.44	1.44	—	(2.63)	(2.63)	18.77	1.70		1.80		0.02		13	8.95	0
11/01/10	10/31/11	19.60	(0.11)	2.23	2.12	—	(1.76)	(1.76)	19.96	1.70		1.67		(0.55)		36	11.03	0
12/28/09	10/31/10	17.86	(0.11)	1.85	1.74	—	—	—	19.60	1.71	(c)	2.68	(c)	(0.69	)(c)	22	9.74	0
Class R-5*
11/01/13	04/30/14	23.82	0.03	0.69	0.72	(0.02)	(0.51)	(0.53)	24.01	0.95	(c)	0.99	(c)	0.21	(c)	11	3.04	0
11/01/12	10/31/13	19.25	(0.02)	6.15	6.13	(0.17)	(1.39)	(1.56)	23.82	0.95		1.00		(0.11)		14	34.25	0
11/01/11	10/31/12	20.30	0.12	1.48	1.60	(0.02)	(2.63)	(2.65)	19.25	0.95		1.28		0.62		13	9.72	0
11/01/10	10/31/11	19.79	0.04	2.25	2.29	(0.02)	(1.76)	(1.78)	20.30	0.95		1.13		0.21		36	11.83	0
12/28/09	10/31/10	17.92	0.01	1.86	1.87	—	—	—	19.79	0.97	(c)	1.96	(c)	0.05	(c)	22	10.44	0
Class R-6*
11/01/13	04/30/14	23.86	0.03	0.71	0.74	(0.03)	(0.51)	(0.54)	24.06	0.85	(c)	0.89	(c)	0.23	(c)	11	3.09	21
11/01/12	10/31/13	19.28	0.01	6.14	6.15	(0.18)	(1.39)	(1.57)	23.86	0.85		0.96		0.04		14	34.33	18
11/01/11	10/31/12	20.30	0.14	1.49	1.63	(0.02)	(2.63)	(2.65)	19.28	0.85		1.15		0.72		13	9.85	0
08/15/11	10/31/11	19.44	0.01	0.85	0.86	—	—	—	20.30	0.85	(c)	1.24	(c)	0.17	(c)	36	4.42	0

(†) The ratio of expenses to average net assets includes the effects of expense offsets. If the expense offsets were excluded, the ratio would be equal to the ratio presented.

* Per share amounts have been calculated using the daily average share method.

(a) Not annualized for periods less than one year.

(b) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(c) Annualized.

(d) The Eagle Capital Appreciation Fund changed its subadvisor effective June 28, 2013.

(e) The Eagle Growth & Income Fund changed its subadvisor effective June 1, 2011.

(f) Per share amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	27

Notes to Financial Statements

(UNAUDITED)	04.30.2014

NOTE 1  |  Organization and investment objective  |  The Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust (each a “Trust” and collectively the “Trusts” or the “Eagle Family of Funds”) are organized as separate Massachusetts business trusts, and are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies. Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts. Each Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

•	The Eagle Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation.

•	The Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.

The Eagle Series Trust currently offers shares in seven series:

•	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Stock Fund (“Small Cap Stock Fund”) seeks capital appreciation, and

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings  |  Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The Growth & Income Fund, the International Stock Fund, the Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund, the Small Cap Stock Fund and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers.

•

For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

•	Class I, Class R-3, Class R-5 and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2  |  Significant accounting policies

Use of estimates  |  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific events occurred after the security halted trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value requires consideration of appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”) comprised of certain officers of the Trusts and other employees of the Manager. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board

28

Notes to Financial Statements

(UNAUDITED)	04.30.2014

retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign exchange-traded equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. The Fund also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Short-term securities  |  The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term securities (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at the cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

•

Futures and Options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2014, none of the Funds held futures or options.

•

Investment companies and Exchange traded funds (ETFs)  |  Investments in other investment companies are valued at their reported NAV. In addition, investments in ETFs are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as Level 3 investments due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

29

Notes to Financial Statements

(UNAUDITED)	04.30.2014

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2014.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Capital Appreciation Fund
Common stocks (a)	$292,885,385	$—	$292,885,385
Total investment portfolio	$292,885,385	$—	$292,885,385
Growth & Income Fund
Common stocks (a)	$586,620,744	$—	$586,620,744
Total investment portfolio	$586,620,744	$—	$586,620,744
International Stock Fund
Foreign common stocks
Aerospace/defense	$—	$77,807	$77,807
Agriculture	—	86,877	86,877
Auto manufacturers	—	789,841	789,841
Auto parts & equipment	—	215,059	215,059
Banks	—	1,337,909	1,337,909
Beverages	—	49,462	49,462
Biotechnology	—	176,945	176,945
Building materials	—	139,856	139,856
Chemicals	—	24,656	24,656
Computers	—	23,262	23,262
Distribution/wholesale	—	570,453	570,453
Diversified financial services	—	40,238	40,238
Electric	—	51,761	51,761
Electronics	—	128,151	128,151
Engineering & construction	—	32,633	32,633
Entertainment	—	24,957	24,957
Food	—	235,785	235,785
Forest products & paper	—	60,201	60,201
Healthcare services	—	28,269	28,269
Home builders	—	207,627	207,627
Home furnishings	—	42,976	42,976
Insurance	—	938,501	938,501
Machinery-diversified	—	43,185	43,185
Oil & gas	—	348,935	348,935
Packaging & containers	—	153,562	153,562
Pharmaceuticals	—	989,594	989,594
Real estate	—	53,489	53,489
Real estate investment trusts (REITs)	—	20,471	20,471
Retail	—	151,600	151,600
Semiconductors	—	20,394	20,394
Telecommunications	—	748,949	748,949
Transportation	—	306,198	306,198

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Stock Fund (cont’d)
Foreign preferred stocks
Insurance	$—	$46,513	$46,513
Domestic investment companies
Equity fund	211,792	—	211,792
Total investment portfolio	$211,792	$8,166,116	$8,377,908
Investment Grade Bond Fund
Domestic corporate bonds (a)	$—	$24,329,987	$24,329,987
Foreign corporate bonds (a)	—	3,537,848	3,537,848
Domestic mortgage and asset-backed securities (a)	—	19,057,682	19,057,682
Foreign mortgage and asset-backed securities (a)	—	3,086,492	3,086,492
U.S. Treasuries	—	9,471,250	9,471,250
U.S. Government agency securities	—	1,024,080	1,024,080
Supranational banks	—	1,022,936	1,022,936
Total investment portfolio	$—	$61,530,275	$61,530,275
Mid Cap Growth Fund
Common stocks (a)	$611,086,069	$—	$611,086,069
Total investment portfolio	$611,086,069	$—	$611,086,069
Mid Cap Stock Fund
Common stocks (a)	$399,250,849	$—	$399,250,849
Total investment portfolio	$399,250,849	$—	$399,250,849
Small Cap Growth Fund
Common stocks (a)	$3,770,472,802	$—	$3,770,472,802
Total investment portfolio	$3,770,472,802	$—	$3,770,472,802
Small Cap Stock Fund
Common stocks (a)	$29,673,012	$—	$29,673,012
Holding companies	315,565	—	315,565
Total investment portfolio	$29,988,577	$—	$29,988,577
Smaller Company Fund
Common stocks (a)	$144,319,063	$ —	$144,319,063
Holding companies	1,959,340	—	1,959,340
Investment companies	828,718	—	828,718
Total investment portfolio	$147,107,121	$—	$147,107,121
(a) Please see the investment portfolio for detail by industry.

During the period ended April 30, 2014, none of the Funds had any investments classified as Level 3 and there were no transfers in or out of levels 1, 2 or 3.

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income

30

Notes to Financial Statements

(UNAUDITED)	04.30.2014

and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency exchange contracts  |  Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statements of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended April 30, 2014, none of the Funds held forward foreign currency exchange contracts.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2014, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it, and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions  |  Each Fund, except the Investment Grade Bond Fund and the Growth & Income Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund and the Growth & Income Fund are made monthly and quarterly, respectively. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

All dividends paid by the Funds from net investment income are deemed to be ordinary income for federal income tax purposes. Dividends paid to shareholders from net investment income were as follows:

Distributions from net investment income	11/1/13 to 04/30/14	11/1/12 to 10/31/13
Capital Appreciation Fund
Class A	$—	$755,281
Class C	—	—
Class I	—	97,034
Class R-3	—	215
Class R-5	—	225,574
Growth & Income Fund
Class A	1,773,680	4,158,689
Class C	818,538	2,158,530
Class I	1,289,457	1,547,741
Class R-3	24,470	68,821
Class R-5	33,496	23,317
Class R-6	739	352
International Stock Fund
Class A	30,280	—
Class C	11,981	—
Class I	7,072	—
Class R-3	17	—
Class R-5	28	—
Class R-6	30	—

31

Notes to Financial Statements

(UNAUDITED)	04.30.2014

Distributions from net investment income (cont’d)	11/1/13 to 04/30/14	11/1/12 to 10/31/13
Investment Grade Bond Fund
Class A	$193,048	$431,685
Class C	54,681	31,799
Class I	37,904	64,746
Class R-3	119	133
Class R-5	18	28
Small Cap Growth Fund
Class A	—	—
Class C	—	—
Class I	—	509,544
Class R-3	—	—
Class R-5	—	49,029
Class R-6	—	344,748
Smaller Company Fund
Class A	—	62,795
Class C	—	—
Class I	66,661	489,714
Class R-3	—	527
Class R-5	56	30
Class R-6	21,657	27

Distributions paid to shareholders from net realized gains were as follows:

Distributions from net realized gains	11/1/13 to 04/30/14	11/1/12 to 10/31/13
Capital Appreciation Fund
Class A	$21,395,874	$—
Class C	8,299,481	—
Class I	3,095,665	—
Class R-3	84,996	—
Class R-5	2,133,186	—
Growth & Income Fund
Class A	4,415,858	3,223,192
Class C	3,668,620	2,285,085
Class I	2,679,903	780,909
Class R-3	80,520	57,965
Class R-5	69,654	3,124
Class R-6	1,122	55
International Stock Fund
Class A	19,718	—
Class C	15,816	—
Class I	3,673	—
Class R-3	16	—
Class R-5	15	—
Class R-6	15	—

Distributions from net realized gains (cont’d)	11/1/13 to 04/30/14	11/1/12 to 10/31/13
Investment Grade Bond Fund
Class A	$86,361	$1,509,825
Class C	93,414	1,440,673
Class I	15,187	138,866
Class R-3	72	671
Class R-5	7	65
Mid Cap Growth Fund
Class A	14,126,765	8,276,297
Class C	5,726,464	3,374,447
Class I	5,736,130	2,852,287
Class R-3	567,613	298,730
Class R-5	1,762,800	1,077,505
Class R-6	462,038	29,351
Mid Cap Stock Fund
Class A	13,423,846	35,266,770
Class C	10,750,360	23,055,849
Class I	6,122,957	16,236,433
Class R-3	398,181	947,815
Class R-5	43,925	486,525
Class R-6	19,559	396
Small Cap Growth Fund
Class A	12,363,095	—
Class C	2,914,205	—
Class I	21,911,755	—
Class R-3	1,773,847	—
Class R-5	4,407,058	—
Class R-6	6,342,356	—
Small Cap Stock Fund
Class A	170,735	—
Class C	136,255	—
Class I	45,876	—
Class R-3	43	—
Class R-5	43	—
Class R-6	43	—
Smaller Company Fund
Class A	408,410	975,450
Class C	270,712	562,596
Class I	2,300,351	4,166,354
Class R-3	5,784	10,864
Class R-5	1,204	245
Class R-6	382,113	207

Offering costs  |  Offering costs of $136,518 and $128,275 associated with the formation of the International Stock Fund and the Small Cap Stock Fund, respectively, were accounted for as a deferred charge and are amortized on a straight line basis over 12 months from the date of commencement of operations. For the fiscal year ended October 31, 2013, the International Stock

32

Notes to Financial Statements

(UNAUDITED)	04.30.2014

Fund and the Small Cap Stock Fund amortized expenses of $89,815 and $105,727, respectively, and $46,703 and $22,548, respectively, were amortized during the period ended April 30, 2014.

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  For the period ended April 30, 2014, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Purchases	Sales
Capital Appreciation Fund	$79,745,582	$126,064,618
Growth & Income Fund	91,887,453	23,614,869
International Stock Fund	5,482,924	3,660,697
Investment Grade Bond Fund
Debt securities	30,041,911	55,446,712
U.S. Treasury securities	25,812,725	23,222,686
Mid Cap Growth Fund	178,752,642	199,478,781
Mid Cap Stock Fund	57,555,335	101,140,796
Small Cap Growth Fund	787,286,435	963,886,426
Small Cap Stock Fund	13,941,978	7,184,018
Smaller Company Fund	17,819,971	28,272,699

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion	0.60%
	Over $1 billion	0.55%
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
International Stock Fund	All assets	0.85%
Investment Grade Bond Fund	All assets	0.30%
Mid Cap Growth Fund, Mid Cap Stock	First $500 million	0.60%
Fund, Small Cap Growth Fund,	$500 million to $1 billion	0.55%
Smaller Company Fund	Over $1 billion	0.50%
Small Cap Stock Fund	All assets	0.60%

For administrative services provided by the Manager, each Fund agreed to pay an administrative rate of 0.15% of the average daily net assets of Class A, Class C and Class R-3 shares and 0.10% of the average daily net assets of Class I, Class R-5 and Class R-6 shares.

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds.

The Manager has entered into a subadvisory agreement with ClariVest Asset Management LLC (“ClariVest”), an affiliate of Eagle, to serve as subadvisor for the Capital Appreciation Fund and the International Stock Fund. Under this agreement, Eagle pays ClariVest an annualized rate of 0.55% and 0.85% on all assets as a percentage of the Fund’s average daily net assets, computed daily and payable monthly for the Capital Appreciation Fund and the International Stock Fund, respectively.

The Manager has entered into a subadvisory agreement with Eagle Boston Investment Management, Inc. (“EBIM”), an affiliate of Eagle, to serve as subadviser for the Smaller Company Fund. Under this agreement, Eagle pays EBIM an annualized rate of 0.375% on the first $500 million of total assets, 0.35% on assets between $500 million and $1 billion, and 0.325% on all assets over $1 billion as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Distribution and service fees  |  Pursuant to the Class A, Class C and Class R-3 Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Eagle Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Series Trust is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and services fees of 1% for Class C shares, and 0.50% for Class R-3 shares. The Funds do not incur any direct distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Eagle or any third party may make payments for the sale and distribution of Class I, Class R-5 or Class R-6 shares from its own resources.

Sales charges  |  For the period ended April 30, 2014, total front-end sales charges and CDSCs paid to the Distributor were as follows:

	Front-end sales charge	Contingent deferred sales charges
	Class A	Class A	Class C
Capital Appreciation Fund	$26,377	$—	$108
Growth & Income Fund	321,142	—	3,397
International Stock Fund	16,462	—	26
Investment Grade Bond Fund	23,214	—	402
Mid Cap Growth Fund	67,586	30	192
Mid Cap Stock Fund	35,753	—	961
Small Cap Growth Fund	202,096	4,928	2,125
Small Cap Stock Fund	74,835	—	1,570
Smaller Company Fund	9,316	—	5

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

33

Notes to Financial Statements

(UNAUDITED)	04.30.2014

Agency commissions  |  For the period ended April 30, 2014, total agency brokerage commissions paid by the Funds and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Total agency brokerage commissions	Paid to Raymond James & Associates, Inc.
Capital Appreciation Fund	$52,358	$—
Growth & Income Fund	31,953	—
International Stock Fund	4,568	—
Investment Grade Bond Fund	—	—
Mid Cap Growth Fund	227,787	2,043
Mid Cap Stock Fund	55,670	711
Small Cap Growth Fund	894,085	8,082
Small Cap Stock Fund	10,173	961
Smaller Company Fund	27,681	1,657

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

Shareholder servicing fees  |  Eagle Fund Services, Inc. (“EFS”), an affiliate of the Manager, is the shareholder servicing agent for each of the Funds. EFS’ actual cost of providing such services is reimbursed by the Funds on a pro-rata basis of each Fund’s relative total net assets. The amount of shareholder servicing fees charged to the Funds were as follows:

Shareholder servicing fees	11/1/2013 to 4/30/2014
Capital Appreciation Fund Class A	$5,192
Capital Appreciation Fund Class C	1,808
Capital Appreciation Fund Class I	1,021
Capital Appreciation Fund Class R-3	19
Capital Appreciation Fund Class R-5	255
Capital Appreciation Fund Class R-6	N/A
Growth & Income Fund Class A	6,171
Growth & Income Fund Class C	4,967
Growth & Income Fund Class I	3,803
Growth & Income Fund Class R-3	116
Growth & Income Fund Class R-5	98
Growth & Income Fund Class R-6	—
International Stock Fund Class A	100
International Stock Fund Class C	88
International Stock Fund Class I	20
International Stock Fund Class R-3	—
International Stock Fund Class R-5	—
International Stock Fund Class R-6	—
Investment Grade Bond Fund Class A	890
Investment Grade Bond Fund Class C	939
Investment Grade Bond Fund Class I	136
Investment Grade Bond Fund Class R-3	1
Investment Grade Bond Fund Class R-5	—
Investment Grade Bond Fund Class R-6	N/A
Mid Cap Growth Fund Class A	8,452
Mid Cap Growth Fund Class C	2,926

Shareholder servicing fees (cont’d)	11/1/2013 to 4/30/2014
Mid Cap Growth Fund Class I	$3,596
Mid Cap Growth Fund Class R-3	352
Mid Cap Growth Fund Class R-5	1,160
Mid Cap Growth Fund Class R-6	—
Mid Cap Stock Fund Class A	5,277
Mid Cap Stock Fund Class C	3,609
Mid Cap Stock Fund Class I	2,441
Mid Cap Stock Fund Class R-3	156
Mid Cap Stock Fund Class R-5	13
Mid Cap Stock Fund Class R-6	—
Small Cap Growth Fund Class A	26,578
Small Cap Growth Fund Class C	5,323
Small Cap Growth Fund Class I	49,002
Small Cap Growth Fund Class R-3	3,760
Small Cap Growth Fund Class R-5	9,825
Small Cap Growth Fund Class R-6	—
Small Cap Stock Fund Class A	369
Small Cap Stock Fund Class C	314
Small Cap Stock Fund Class I	102
Small Cap Stock Fund Class R-3	—
Small Cap Stock Fund Class R-5	—
Small Cap Stock Fund Class R-6	—
Smaller Company Fund Class A	544
Smaller Company Fund Class C	332
Smaller Company Fund Class I	2,802
Smaller Company Fund Class R-3	9
Smaller Company Fund Class R-5	1
Smaller Company Fund Class R-6	—

Expense limitations  |  Eagle has contractually agreed to reduce its fees and/or reimburse expenses to each class to the extent that the annual operating expense rate for each class of shares exceeds the following annualized rates as a percentage of average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I
Capital Appreciation Fund	1.40%	2.20%	0.95%
Growth & Income Fund	1.40%	2.20%	0.95%
International Stock Fund	1.75%	2.55%	1.15%
Investment Grade Bond Fund	0.85%	1.65%	0.60%
Mid Cap Growth Fund	1.50%	2.30%	0.95%
Mid Cap Stock Fund	1.50%	2.30%	0.95%
Small Cap Growth Fund	1.50%	2.30%	0.95%
Small Cap Stock Fund	1.50%	2.30%	0.95%
Smaller Company Fund	1.50%	2.30%	0.95%

34

Notes to Financial Statements

(UNAUDITED)	04.30.2014

Expense limitations rate schedule (cont’d)	Class R-3	Class R-5	Class R-6
Capital Appreciation Fund	1.65%	0.95%	N/A
Growth & Income Fund	1.65%	0.95%	0.85%
International Stock Fund	1.75%	1.15%	1.05%
Investment Grade Bond Fund	1.15%	0.60%	N/A
Mid Cap Growth Fund	1.70%	0.95%	0.85%
Mid Cap Stock Fund	1.70%	0.95%	0.85%
Small Cap Growth Fund	1.70%	0.95%	0.85%
Small Cap Stock Fund	1.70%	0.95%	0.85%
Smaller Company Fund	1.70%	0.95%	0.85%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed	11/1/2013 to 4/30/2014
Capital Appreciation Fund Class I	$4,147
Capital Appreciation Fund Class R-5	1,605
International Stock Fund	208,944
International Stock Fund Class I	178
International Stock Fund Class R-5	—
International Stock Fund Class R-6	2
Investment Grade Bond Fund	26,101
Investment Grade Bond Fund Class A	41,972
Investment Grade Bond Fund Class C	34,636
Investment Grade Bond Fund Class I	5,190
Investment Grade Bond Fund Class R-3	38
Investment Grade Bond Fund Class R-5	2
Mid Cap Stock Fund Class I	85,482
Mid Cap Stock Fund Class R-5	134
Small Cap Stock Fund	151,523
Small Cap Stock Fund Class I	1,366
Small Cap Stock Fund Class R-5	—
Small Cap Stock Fund Class R-6	2
Smaller Company Fund Class I	72,901
Smaller Company Fund Class R-3	119
Smaller Company Fund Class R-5	26
Smaller Company Fund Class R-6	10,418

A portion or all of a Fund’s fees and expenses reduced and/or reimbursed by the Manager in prior fiscal years may be recoverable by Eagle prior to their expiration date. Eagle must recover from the same class of shares any previously reduced and/or reimbursed fees and expenses within two years from the Fund’s fiscal year-end during which the fees and expenses were originally reduced and/or reimbursed. Previously reduced and/or reimbursed fees and expenses are recovered by Eagle when expenses in the current fiscal year fall below the expense rate limitation then in effect. The following table shows the amounts that Eagle may be allowed to recover by class of shares and the date in which these amounts will expire:

Recoverable expenses	10/31/2016	10/31/2015	10/31/2014
Capital Appreciation Fund Class I	$4,147	$7,958	$—
Capital Appreciation Fund Class R-5	1,605	9,243	—
International Stock Fund	208,944	290,423	—
International Stock Fund Class I	178	7	—
International Stock Fund Class R-5	—	1	—
International Stock Fund Class R-6	2	3	—
Investment Grade Bond Fund	26,101	—	—
Investment Grade Bond Fund Class A	41,972	86,579	124,126
Investment Grade Bond Fund Class C	34,636	64,789	94,101
Investment Grade Bond Fund Class I	5,190	8,227	8,350
Investment Grade Bond Fund Class R-3	38	55	131
Investment Grade Bond Fund Class R-5	2	1	3
Mid Cap Stock Fund Class I	85,482	194,382	—
Mid Cap Stock Fund Class R-5	134	—	—
Small Cap Stock Fund	151,523	300,190	—
Small Cap Stock Fund Class I	1,366	365	—
Small Cap Stock Fund R-5	—	1	—
Small Cap Stock Fund R-6	2	3	—
Smaller Company Fund	—	25,764	3,236
Smaller Company Fund Class I	72,901	128,961	86,779
Smaller Company Fund Class R-3	119	277	—
Smaller Company Fund Class R-5	26	3	8
Smaller Company Fund Class R-6	10,418	6,002	7

The Manager recovered previously waived expenses as follows:

Recovered fees previously waived	11/1/2013 to 4/30/2014
International Stock Fund Class C	$15
Small Cap Stock Fund Class A	7
Smaller Company Fund	54,175

Trustees and officers compensation  |  Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are allocated on a pro rata basis among each Fund in the Eagle Family of Funds. The pro rata allocation is for each Fund for which the Trustee is elected to serve. Certain officers of the Eagle Family of Funds may also be officers and/or directors of Eagle. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Eagle Family of Funds.

NOTE 5  |  Federal income taxes and distributions  |  Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the

35

Notes to Financial Statements

(UNAUDITED)	04.30.2014

Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2010 to October 31, 2013) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

NOTE 6  |  Subsequent events  |  Effective May 15, 2014, Liana O’Drobinak began serving as a non-interested member of the Board of Trustees of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust.

36

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2014

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment in each Fund on November 1, 2013, and held through April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the fiscal year, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |  All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2013 through April 30, 2014 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses
Actual	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio
Capital Appreciation Fund
Class A	$1,000.00	$1,051.90	$6.36	$1,018.60	$6.26	1.25%
Class C	1,000.00	1,048.10	10.05	1,014.98	9.89	1.98
Class I	1,000.00	1,053.40	4.84	1,020.08	4.76	0.95
Class R-3	1,000.00	1,050.40	7.93	1,017.06	7.80	1.56
Class R-5	1,000.00	1,053.00	4.84	1,020.08	4.76	0.95
Growth & Income Fund
Class A	1,000.00	1,082.50	5.32	1,019.69	5.16	1.03
Class C	1,000.00	1,078.40	9.22	1,015.92	8.95	1.79
Class I	1,000.00	1,084.10	4.03	1,020.93	3.91	0.78
Class R-3	1,000.00	1,080.70	7.22	1,017.85	7.00	1.40
Class R-5	1,000.00	1,084.30	3.98	1,020.98	3.86	0.77
Class R-6	1,000.00	1,085.00	3.41	1,021.52	3.31	0.66
International Stock Fund
Class A	1,000.00	1,039.40	7.89	1,017.06	7.80	1.56
Class C	1,000.00	1,035.30	11.81	1,013.19	11.68	2.34
Class I	1,000.00	1,041.50	5.82	1,019.09	5.76	1.15
Class R-3	1,000.00	1,039.10	8.75	1,016.22	8.65	1.73
Class R-5	1,000.00	1,041.50	5.82	1,019.09	5.76	1.15
Class R-6	1,000.00	1,042.10	5.32	1,019.59	5.26	1.05
Investment Grade Bond Fund
Class A	1,000.00	1,004.80	4.23	1,020.58	4.26	0.85
Class C	1,000.00	1,000.00	8.18	1,016.61	8.25	1.65
Class I	1,000.00	1,006.00	2.98	1,021.82	3.01	0.60
Class R-3	1,000.00	1,003.30	5.71	1,019.09	5.76	1.15
Class R-5	1,000.00	1,005.80	2.98	1,021.82	3.01	0.60
Mid Cap Growth Fund
Class A	1,000.00	1,074.20	6.02	1,018.99	5.86	1.17
Class C	1,000.00	1,070.40	9.65	1,015.47	9.39	1.88
Class I	1,000.00	1,075.80	4.32	1,020.63	4.21	0.84
Class R-3	1,000.00	1,072.40	7.55	1,017.50	7.35	1.47
Class R-5	1,000.00	1,075.90	4.43	1,020.53	4.31	0.86
Class R-6	1,000.00	1,076.40	3.91	1,021.03	3.81	0.76
Mid Cap Stock Fund
Class A	1,000.00	1,016.80	6.10	1,018.74	6.11	1.22
Class C	1,000.00	1,013.30	9.73	1,015.12	9.74	1.95
Class I	1,000.00	1,018.40	4.75	1,020.08	4.76	0.95
Class R-3	1,000.00	1,015.50	7.65	1,017.21	7.65	1.53
Class R-5	1,000.00	1,017.90	4.75	1,020.08	4.76	0.95
Class R-6	1,000.00	1,019.00	4.05	1,020.78	4.06	0.81

37

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2014

		Actual expenses		Hypothetical expenses
Actual (cont’d)	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio
Small Cap Growth Fund
Class A	$1,000.00	$1,005.30	$5.42	$1,019.39	$5.46	1.09%
Class C	1,000.00	1,001.70	8.93	1,015.87	9.00	1.80
Class I	1,000.00	1,006.80	3.83	1,020.98	3.86	0.77
Class R-3	1,000.00	1,004.10	6.76	1,018.05	6.81	1.36
Class R-5	1,000.00	1,007.00	3.73	1,021.08	3.76	0.75
Class R-6	1,000.00	1,007.50	3.29	1,021.52	3.31	0.66
Small Cap Stock Fund
Class A	1,000.00	1,017.10	6.65	1,018.20	6.66	1.33
Class C	1,000.00	1,013.30	10.38	1,014.48	10.39	2.08
Class I	1,000.00	1,019.20	4.76	1,020.08	4.76	0.95
Class R-3	1,000.00	1,016.60	7.60	1,017.26	7.60	1.52
Class R-5	1,000.00	1,019.20	4.76	1,020.08	4.76	0.95
Class R-6	1,000.00	1,019.70	4.26	1,020.58	4.26	0.85
Smaller Company Fund
Class A	1,000.00	1,028.20	6.89	1,018.00	6.85	1.37
Class C	1,000.00	1,024.50	10.54	1,014.38	10.49	2.10
Class I	1,000.00	1,030.80	4.78	1,020.08	4.76	0.95
Class R-3	1,000.00	1,026.70	8.54	1,016.36	8.50	1.70
Class R-5	1,000.00	1,030.40	4.78	1,020.08	4.76	0.95
Class R-6	1,000.00	1,030.90	4.28	1,020.58	4.26	0.85

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

38

Principal Risks

(UNAUDITED)	04.30.2014

Additional Information About Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. The following table identifies the risk factors of each fund in light of their respective principal investment strategies. These risk factors are explained following the table.

Risk	Capital Appreciation Fund	Growth & Income Fund	International Stock Fund	Investment Grade Bond Fund	Mid Cap Growth Fund	Mid Cap Stock Fund	Small Cap Growth Fund	Small Cap Stock Fund	Smaller Company Fund
Call				X
Credit				X
Focused holdings		X
Foreign securities		X	X	X
Government sponsored enterprises				X
Growth stocks	X	X	X		X	X	X	X	X
High-yield securities				X
Inflation				X
Interest rates				X
Issuer and market				X
Liquidity			X	X
Market timing			X				X	X	X
Mid-cap companies	X	X			X	X	X	X	X
Mortgage- and asset-backed securities				X
Municipal securities				X
Other investments companies and ETFs			X					X	X
Portfolio turnover				X
Sectors			X				X
Small-cap companies					X	X	X	X	X
Stock market	X	X	X		X	X	X	X	X
Value stocks		X				X		X	X

Call  |  Call risk is the possibility that, as interest rates decline to a level that is significantly lower than the rate assigned to the fixed income security, the security may be called (redeemed) prior to maturity. A fund would lose the benefit of holding a fixed income security that is paying a rate above the current market rate and would likely have to reinvest the proceeds in other fixed income securities that have lower yields.

Credit  |  A fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed income securities, but generally is not a factor for U.S. government obligations.

Focused holdings  |  For funds that normally hold a core portfolio of stocks of fewer companies than other more diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund’s net asset value (“NAV”) and total return.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign security risk may also apply to ADRs, GDRs and EDRs. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting.

Government sponsored enterprises  |  Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. government. These obligations vary in the level of support they receive from the U.S. government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (3) supported by the discretionary authority of the U.S. government to purchase

39

Principal Risks

(UNAUDITED)	04.30.2014

the issuer’s obligations, such as those of the Student Loan Marketing Association; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. government may choose not to provide financial support to U.S. government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Inflation  |  Inflation risk is the risk that the market value of securities will decrease as higher inflation shrinks the purchasing power of any affected currencies.

Interest rates  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. As of the date of this prospectus, interest rates are at or near historic lows, which may increase a fund’s exposure to the risks associated with rising interest rates. Yields of debt securities will fluctuate over time.

Issuer and market  |  Issuer and market risk is the risk that the prices of, and the income generated by, fixed income securities held by a fund may decline in response to certain events, such as general economic and market conditions, regional or global economic instability, interest rate fluctuations, and those events directly involving the issuers. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Liquidity  |  Liquidity risk is the possibility that the fund might be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the fund’s liquidity. Market developments may cause the fund’s investments to become less liquid and subject to erratic price movements. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

Market timing  |  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the manager and transfer agent of the Funds monitor trading in each fund, there is no guarantee that they can detect all market timing activities.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagee’s failure to repay would have a negative impact on the fund. Premature repayment of principal would make it difficult for the fund to reinvest the prepaid principal at a time when interest rates on new mortgages are declining, thereby reducing the fund’s income.

Municipal securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due.

Other investment companies and ETFs  |  Investments in the securities of other investment companies and exchange-traded funds (“ETFs”), (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

40

Principal Risks

(UNAUDITED)	04.30.2014

Portfolio turnover  |  A fund may engage in more active and frequent trading of securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors and adversely affect performance.

Sectors  |  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

Stock market  |  The value of a fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

41

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To enroll, please visit

eagleasset.com/eDelivery

Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of the Eagle Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov.

727.567.8143    |    800.421.4184

Eagle Fund Distributors, Inc., Member FINRA  |  Not FDIC Insured  |  May Lose Value  |  No Bank Guarantee

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item. The procedures by which shareholders may recommend nominees to the Board are included in the Nominating Committee Charter for the Trust.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund have concluded that such disclosure controls and procedures are effective as of June 18, 2014.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of Eagle Capital Appreciation

Fund that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL APPRECIATION FUND

Date: June 18, 2014

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

EAGLE CAPITAL APPRECIATION FUND

Date: June 18, 2014

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 18, 2014

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer